UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number        811-2183

MassMutual Corporate Investors

(Exact name of registrant as specified in charter)

1500 Main Street, P.O. Box 15189, Springfield, MA 01115-5189

(Address of principal executive offices) (Zip code)

Christopher A. DeFrancis, Vice President and Secretary
1500 Main Street, Suite 2800, P.O. Box 15189, Springfield, MA 01115-5189

(Name and address of agent for service)

Registrant's telephone number, including area code:                413-226-1000

Date of fiscal year end:  12/31

Date of reporting period:  6/30/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORT TO STOCKHOLDERS.

Attached hereto is the semi-annual shareholder report transmitted to shareholders pursuant to Rule 30e-1 of the Investment Company Act of 1940, as amended.

MassMutual Corporate Investors
Report for the Six Months Ended June 30, 2011

Adviser Babson Capital Management LLC * 1500 Main Street, P.O. Box 15189 Springfield, Massachusetts 01115-5189 Independent Registered Public Accounting Firm KPMG LLP Boston, Massachusetts 02110	Transfer Agent & Registrar Shareholder Financial Services, Inc.* P.O. Box 173673 Denver, Colorado 80217-3673 1-800-647-7374 Internet Website www.babsoncapital.com/mci

Counsel to the Trust	MassMutual Corporate Investors c/o Babson Capital Management LLC 1500 Main Street, Suite 2200 Springfield, Massachusetts 01115 (413) 226-1516
Ropes & Gray LLP Boston, Massachusetts 02110

Custodian
State Street Bank and Trust Company Boston, MA 02116
*Member of the MassMutual Financial Group

Investment Objective and Policy

MassMutual Corporate Investors (the “Trust”) is a closed-end management investment company, first offered to the public in 1971, whose shares are traded on the New York Stock Exchange under the trading symbol “MCI”. The Trust’s share price can be found in the financial section of most newspapers as “MassCp” or “MassMuInv” under either the New York Stock Exchange listings or Closed-End Fund Listings.

The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay principal.

Babson Capital Management LLC (“Babson Capital”) manages the Trust on a total return basis. The Trust distributes substantially all of its net income to shareholders each year. Accordingly, the Trust pays dividends to shareholders in January, May, August, and November. The Trust pays dividends to its shareholders in cash, unless the shareholder elects to participate in the Dividend Reinvestment and Share Purchase Plan.

Form N-Q

The Trust files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. This information is available (i) on the SEC’s website at http://www.sec.gov; and (ii) at the SEC’s Public Reference Room in Washington, DC (which information on their operation may be obtained by calling 1-800-SEC-0330). A complete schedule of portfolio holdings as of each quarter-end is available upon request by calling, toll-free, 866-399-1516.

Proxy Voting Policies & Procedures; Proxy Voting Record

The Trustees of the Trust have delegated proxy voting responsibilities relating to the voting of securities held by the Trust to Babson Capital. A description of Babson Capital’s proxy voting policies and procedures is available (1) without charge, upon request, by calling, toll-free 866-399-1516; (2) on the Trust’s website: http://www.babsoncapital.com/mci; and (3) on the SEC’s website at http://www.sec.gov. Information regarding how the Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on the Trust’s website: http://www.babsoncapital.com/mci; and (2) on the SEC’s website at http://www.sec.gov.

TO OUR SHAREHOLDERS	MassMutual Corporate Investors

July 31, 2011

We are pleased to present the June 30, 2011 Quarterly Report of MassMutual Corporate Investors (the “Trust”).

The Board of Trustees declared a quarterly dividend of 30 cents per share, payable on August 12, 2011 to shareholders of record on August 1, 2011. The Trust paid a 30 cent per share dividend for the preceding quarter. The Trust earned 37 cents per share of net investment income for the second quarter of 2011, of which approximately 7 cents per share represented income due to nonrecurring items, compared to 34 cents per share in the previous quarter, of which approximately 4 cents per share represented income due to nonrecurring items.

During the second quarter, the net assets of the Trust increased to $251,617,177 or $13.25 per share compared to $247,002,115 or $13.03 per share on March 31, 2011. This translates into a 4.1% total return for the quarter, based on the change in the Trust’s net assets assuming the reinvestment of all dividends. Longer term, the Trust returned 20.4%, 9.4%, 8.8%, 12.4%, and 13.2% for the 1-, 3-, 5-, 10-, and 25-year time periods, respectively, based on the change in the Trust’s net assets assuming the reinvestment of all dividends.

The Trust’s share price decreased 0.2% during the quarter, from $16.21 per share as of March 31, 2011 to $16.17 per share as of June 30, 2011. The Trust’s market price of $16.17 per share equates to a 22.0% premium over the June 30, 2011 net asset value per share of $13.25. The Trust’s average quarter-end premium for the 3, 5 and 10-year periods was 7.7%, 10.7% and 9.6%, respectively. U.S. equity markets, as approximated by the Russell 2000 Index, decreased 1.6% for the quarter. U.S. fixed income markets, as approximated by the Barclays Capital U.S. Corporate High Yield Index, increased 1.1% for the quarter.

The Trust closed three add-on investments during the second quarter. The three add-on investments were in KNB Holdings Corporation, NetShape Technologies, Inc. and NT Holding Company. A brief description of these investments can be found in the Consolidated Schedule of Investments. The total amount invested by the Trust in these three transactions was $838,750.

Middle market buyout activity continued at a lackluster pace in the second quarter of 2011. In fact, activity levels in the second quarter were even lower than they were in the first quarter of the year. A real supply/demand imbalance has developed in the market – there is a shortage of quality deal flow, but there is an abundance of equity capital and senior and mezzanine debt looking to be invested. Not surprisingly, the result is that most quality middle market companies being offered for sale are being pursued aggressively at high prices. Many senior and mezzanine debt providers are offering higher leverage and lower pricing levels to finance these higher-priced companies. To us, it seems like the market has once again become overheated. While we are disappointed with the current level of deal flow available to the Trust, we will not compromise our underwriting standards and stray from the investment philosophy that has served us well for so many years just to put new investments into the portfolio. We are hopeful that deal flow will pick up during the remainder of the year and bring the supply/demand imbalance back into line, which should result in increased investment opportunities for the Trust.

 (Continued)

Most of our portfolio companies reported improved operating results in the second quarter of 2011, and several more of our companies were able to resume paying cash interest on their debt obligations due to their improved financial results and liquidity positions. We are pleased with the continued improving quality of the portfolio. Realization activity for the Trust was strong in the second quarter as we had four companies sold. Directed Electronics, Inc., Justrite Manufacturing Acquisition Company, Safety Speed Cut Manufacturing Company, Inc. and Total E&S, Inc. all turned out to be successful investments for the Trust. We continue to have a healthy backlog of companies that are in various stages of a sale process, so we expect realization activity for the remainder of 2011 to be strong.

Thank you for your continued interest in and support of MassMutual Corporate Investors.

Sincerely,

Michael L. Klofas,
President

Portfolio Composition as of 6/30/11 *

* Based on market value of total investments (including cash)

Cautionary Notice: Certain statements contained in this report may be “forward looking” statements. Investors are cautioned not to place undue reliance on forward-looking statements, which speak only as of the date on which they are made and which reflect management’s current estimates, projections, expectations or beliefs, and which are subject to risks and uncertainties that may cause actual results to differ materially. These statements are subject to change at any time based upon economic, market or other conditions and may not be relied upon as investment advice or an indication of the Trust’s trading intent. References to specific securities are not recommendations of such securities, and may not be representative of the Trust’s current or future investments. We undertake no obligation to publicly update forward looking statements, whether as a result of new information, future events, or otherwise.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES JUNE 30, 2011 (Unaudited)	MassMutual Corporate Investors

Assets:
Investments
(See Consolidated Schedule of Investments)
Corporate restricted securities at fair value
(Cost - $241,949,085)	$226,888,825
Corporate restricted securities at market value
(Cost - $15,138,704)	15,213,979
Corporate public securities at market value
(Cost - $20,339,848)	20,851,578
Short-term securities at amortized cost	5,749,828
Total investments (Cost - $283,177,465)	268,704,210
Cash and cash equivalents	10,311,266
Interest receivable	2,371,743
Receivables for investments sold	1,642,660
Other assets	548,517
Total assets	283,578,396

Liabilities:
Note payable	30,000,000
Deferred tax liability	841,985
Investment advisory fee payable	786,304
Interest payable	202,105
Accrued expenses	130,825
Total liabilities	31,961,219
Total net assets	$251,617,177

Net Assets:
Common shares, par value $1.00 per share	$18,991,734
Additional paid-in capital	107,628,264
Retained net realized gain on investments, prior years	127,800,933
Undistributed net investment income	11,247,143
Accumulated net realized gain on investments	1,264,343
Net unrealized depreciation of investments	(15,315,240)
Total net assets	$251,617,177
Common shares issued and outstanding (23,543,032 authorized)	18,991,734
Net asset value per share	$13.25

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF OPERATIONS
For the six months ended June 30, 2011
(Unaudited)

Investment Income:
Interest	$15,722,389
Dividends	408,557
Other	116,236
Total investment income	16,247,182

Expenses:
Investment advisory fees	1,558,186
Interest	792,000
Trustees’ fees and expenses	178,000
Professional fees	140,737
Reports to shareholders	56,466
Custodian fees	23,000
Other	17,520
Total expenses	2,765,909
Investment income - net	13,481,273
Net realized and unrealized gain/loss on investments:
Net realized loss on investments before taxes	(4,626)
Income tax expense	(25,426)
Net realized loss on investments after taxes	(30,052)
Net change in unrealized depreciation of investments before taxes	5,443,107
Net change in deferred income tax expense	(372,066)
Net change in unrealized depreciation of investments after taxes	5,071,041
Net gain on investments	5,040,989
Net increase in net assets resulting from operations	$18,522,262

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENT OF CASH FLOWS	MassMutual Corporate Investors
For the six months ended June 30, 2011
(Unaudited)

Net increase in cash:
Cash flows from operating activities:
Purchases/Proceeds/Maturities from short-term portfolio securities, net	$18,300,707
Purchases of portfolio securities	(40,158,180)
Proceeds from disposition of portfolio securities	29,827,823
Interest, dividends and other income received	10,445,667
Interest expense paid	(792,000)
Operating expenses paid	(2,037,927)
Income taxes paid	(456,066)
Net cash provided by operating activities	15,130,024

Cash flows from financing activities:
Cash dividends paid from net investment income	(10,792,241)
Receipts for shares issued on reinvestment of dividends	1,195,696
Net cash used for financing activities	(9,596,545)

Net increase in cash	5,533,479
Cash - beginning of year	4,777,787
Cash and cash equivalents - end of period	$10,311,266

Reconciliation of net increase in net assets to net
cash provided by operating activities:

Net increase in net assets resulting from operations	$18,522,262
Increase in investments	(1,366,817)
Decrease in interest receivable	288,349
Increase in other assets	(2,191,177)
Increase in deferred tax liability	372,066
Increase in investment advisory fee payable	44,544
Decrease in accrued expenses	(34,370)
Decrease in accrued taxes payable	(430,641)
Decrease in other payables	(74,192)
Total adjustments to net assets from operations	(3,392,238)
Net cash provided by operating activities	$15,130,024

See Notes to Consolidated Financial Statements

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS

	For the six
	months ended	For the
	06/30/11	year ended
	(Unaudited)	12/31/10
Increase in net assets:

Operations:
Investment income - net	$13,481,273	$21,400,927
Net realized gain/(loss) on investments after taxes	(30,052)	2,276,849
Net change in unrealized depreciation of investments after taxes	5,071,041	17,531,731
Net increase in net assets resulting from operations	18,522,262	41,209,507

Increase from common shares issued on reinvestment of dividends
Common shares issued (2011 - 78,458; 2010 - 178,044)	1,195,696	2,296,374

Dividends to shareholders from:
Net investment income (2011 - $0.30 per share; 2010 - $1.08 per share)	(5,685,656)	(20,357,960)

Total increase in net assets	14,032,302	23,147,921

Net assets, beginning of year	237,584,875	214,436,954

Net assets, end of period/year (including undistributed net investment
income of $11,247,143 and $3,451,526 respectively)	$251,617,177	$237,584,875

See Notes to Consolidated Financial Statements

CONSOLIDATED SELECTED FINANCIAL HIGHLIGHTS	MassMutual Corporate Investors
Selected data for each share of beneficial interest outstanding:

	For the six months
	ended 06/30/2011		For the years ended December 31,
	(Unaudited)(a)		2010(a)	2009(a)	2008(a)	2007(a)	2006(a)
Net asset value:
Beginning of year	$12.56		$11.45	$11.17	$13.60	$13.76	$13.03
Net investment income (b)	0.71		1.13	1.03	1.16	1.28	1.14
Net realized and unrealized
gain (loss) on investments	0.27		1.06	0.33	(2.51)	(0.17)	0.81
Total from investment operations	0.98		2.19	1.36	(1.35)	1.11	1.95
Dividends from net investment
income to common shareholders	(0.30)		(1.08)	(1.08)	(1.08)	(1.29)	(1.24)
Increase from dividends reinvested	0.01		0.00 (c)	0.00 (c)	0.00 (c)	0.02	0.02
Total dividends	(0.29)		(1.08)	(1.08)	(1.08)	(1.27)	(1.22)
Net asset value: End of period/year	$13.25		$12.56	$11.45	$11.17	$13.60	$13.76
Per share market value:
End of period/year	$16.17		$15.28	$12.55	$9.63	$15.10	$17.45
Total investment return
Net asset value (d)	7.95%		19.81%	12.64%	(10.34%)	8.72%	18.06%
Market value (d)	7.83%		31.73%	39.89%	(30.44%)	(8.78%)	29.04%
Net assets (in millions):
End of period/year	$251.62		$237.58	$214.44	$208.14	$251.16	$251.69
Ratio of operating expenses
to average net assets	1.63	%(f)	1.60%	1.58%	1.49%	1.55%	1.43%
Ratio of interest expense
to average net assets	0.65	%(f)	0.70%	0.75%	0.67%	0.59%	0.60%
Ratio of income tax expense
to average net assets (e)	0.02	%(f)	0.27%	0.00%	0.00%	0.35%	2.46%
Ratio of total expenses before custodian fee
reduction to average net assets (e)	2.30	%(f)	2.57%	2.33%	2.16%	2.49%	4.53%
Ratio of net expenses after custodian fee
reduction to average net assets (e)	2.30	%(f)	2.57%	2.33%	2.16%	2.49%	4.49%
Ratio of net investment income
to average net assets	11.13	%(f)	9.46%	9.06%	9.01%	9.17%	8.19%
Portfolio turnover	12%		39%	23%	32%	44%	35%

(a)	Per share amounts were adjusted to reflect a 2:1 stock split effective February 18, 2011.
(b)	Calculated using average shares.
(c)	Rounds to less than $0.01 per share.
(d)
Net asset value return represents portfolio returns based on change in the Trust’s net asset value assuming the reinvestment of all dividends and distributions which differs from the total investment return based on the Trust’s market value due to the difference between the Trust’s net asset value and the market value of its shares outstanding; past performance is no guarantee of future results.

(e)
As additional information, this ratio is included to reflect the taxes paid on retained long-term gains. These taxes paid are netted against realized capital gains in the Statement of Operations. The taxes paid are treated as deemed distributions and a credit for the taxes paid is passed on to shareholders.

(f)	Annualized

Senior borrowings:
Total principal amount (in millions)	$30	$30	$30	$30	$30	$20
Asset coverage per $1,000
of indebtedness	$9,387	$8,919	$8,148	$7,938	$9,372	$13,584

See Notes to Consolidated Financial Statements

CONSOLIDATED SCHEDULE OF INVESTMENTS
June 30, 2011
(Unaudited)

	Principal Amount,
	Shares, Units or	Acquisition
Corporate Restricted Securities - 96.22%: (A)	Ownership Percentage	Date	Cost	Fair Value
Private Placement Investments - 90.17%

A E Company, Inc.
A designer and manufacturer of machined parts and assembly structures for the commercial and military aerospace industries.
11% Senior Secured Note due 2015	$1,316,539	*	$1,295,730	$1,339,994
13% Senior Subordinated Note due 2016	$1,413,461	11/10/09	1,287,393	1,423,576
Common Stock (B)	323,077 shs.	11/10/09	323,077	206,963
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	161,538	11/10/09	119,991	103,481
* 11/10/09 and 11/18/09.			3,026,191	3,074,014

A H C Holding Company, Inc.
A designer and manufacturer of boilers and water heaters for the commercial sector.
15% Senior Subordinated Note due 2015	$2,593,868	11/21/07	2,558,355	2,593,868
Limited Partnership Interest (B)	23.16% int.	11/21/07	224,795	327,390
			2,783,150	2,921,258
A S A P Industries LLC
A designer and manufacturer of components used on oil and natural gas wells.
12.5% Senior Subordinated Note due 2015	$850,946	12/31/08	766,282	859,455
Limited Liability Company Unit Class A-2 (B)	1,276 uts.	12/31/08	140,406	417,995
Limited Liability Company Unit Class A-3 (B)	1,149 uts.	12/31/08	126,365	376,196
			1,033,053	1,653,646

A S C Group, Inc.
A designer and manufacturer of high reliability encryption equipment, communications products, computing systems and electronic components primarily for the military and aerospace sectors.
12.75% Senior Subordinated Note due 2016	$2,318,182	10/09/09	2,038,294	2,364,546
Limited Liability Company Unit Class A (B)	4,128 uts.	*	405,691	477,147
Limited Liability Company Unit Class B (B)	2,782 uts.	10/09/09	273,352	321,566
* 10/09/09 and 10/27/10.			2,717,337	3,163,259

A W X Holdings Corporation
A provider of aerial equipment rental, sales and repair services to non-residential construction and maintenance contractors operating in the State of Indiana.
10.5% Senior Secured Term Note due 2014 (D)	$735,000	05/15/08	724,402	551,250
13% Senior Subordinated Note due 2015 (D)	$735,000	05/15/08	673,096	-
Common Stock (B)	105,000 shs.	05/15/08	105,000	-
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	36,923 shs.	05/15/08	62,395	-
			1,564,893	551,250

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Advanced Technologies Holdings
A provider of factory maintenance services to industrial companies.
15% Senior Subordinated Note due 2013	$2,265,711	12/27/07	$2,243,443	$2,265,711
Preferred Stock (B)	1,031 shs.	12/27/07	510,000	759,138
Preferred Stock Series B (B)	52 shs.	01/04/11	40,800	38,664
			2,794,243	3,063,513
Aero Holdings, Inc.
A provider of geospatial services to corporate and government clients.
10.5% Senior Secured Term Note due 2014	$1,220,625	03/09/07	1,211,950	1,234,365
14% Senior Subordinated Note due 2015	$1,260,000	03/09/07	1,175,430	1,260,000
Common Stock (B)	262,500 shs.	03/09/07	262,500	408,477
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	66,116 shs.	03/09/07	111,527	102,883
			2,761,407	3,005,725
All Current Holding Company
A specialty re-seller of essential electrical parts and components primarily serving wholesale distributors.
12% Senior Subordinated Note due 2015	$1,140,317	09/26/08	1,065,159	1,151,720
Common Stock (B)	1,347 shs.	09/26/08	134,683	109,162
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	958 shs.	09/26/08	87,993	77,637
			1,287,835	1,338,519
American Hospice Management Holding LLC
A for-profit hospice care provider in the United States.
12% Senior Subordinated Note due 2013	$3,187,495	*	3,109,482	3,187,495
Preferred Class A Unit (B)	3,223 uts.	**	322,300	574,221
Preferred Class B Unit (B)	1,526 uts.	06/09/08	152,626	248,560
Common Class B Unit (B)	30,420 uts.	01/22/04	1	132,796
Common Class D Unit (B)	6,980 uts.	09/12/06	1	30,471
* 01/22/04 and 06/09/08. ** 01/22/04 and 09/12/06.			3,584,410	4,173,543

Apex Analytix Holding Corporation
A provider of audit recovery and fraud detection services and software to commercial and retail businesses in the U.S. and Europe.
12.5% Senior Subordinated Note due 2014	$1,912,500	04/28/09	1,678,016	1,912,500
Preferred Stock Series B (B)	3,065 shs.	04/28/09	306,507	374,006
Common Stock (B)	1,366 shs.	04/28/09	1,366	166,691
			1,985,889	2,453,197

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Arrow Tru-Line Holdings, Inc.
A manufacturer of hardware for residential and commercial overhead garage doors in North America.
12% Senior Subordinated Note due 2012 (D)	$1,990,935	05/18/05	$1,823,261	$1,194,561
Preferred Stock (B)	63 shs.	10/16/09	62,756	-
Common Stock (B)	497 shs.	05/18/05	497,340	-
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	130 shs.	05/18/05	112,128	-
			2,495,485	1,194,561
Associated Diversified Services
A provider of routine maintenance and repair services primarily to electric utility companies predominantly on electric power distribution lines.
10% Senior Secured Term Note due 2016 (C)	$853,714	09/30/10	834,381	838,326
13% Senior Subordinated Note due 2017	$853,714	09/30/10	767,493	826,805
Limited Liability Company Unit Class B (B)	92,571 uts.	09/30/10	92,571	87,942
Limited Liability Company Unit Class B OID (B)	70,765 uts.	09/30/10	70,765	708
			1,765,210	1,753,781
Barcodes Group, Inc.
A distributor and reseller of automatic identification and data capture equipment, including mobile computers, scanners, point-of-sale systems, labels, and accessories.
13.5% Senior Subordinated Note due 2016	$1,930,519	07/27/10	1,844,220	1,988,435
Preferred Stock (B)	39 shs.	07/27/10	394,487	374,775
Common Stock Class A (B)	131 shs.	07/27/10	1,310	1,245
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	23 shs.	07/27/10	227	-
			2,240,244	2,364,455

Bravo Sports Holding Corporation
A designer and marketer of niche branded consumer products including canopies, trampolines, in-line skates, skateboards, and urethane wheels.
12.5% Senior Subordinated Note due 2014	$2,281,593	06/30/06	2,212,195	2,281,593
Preferred Stock Class A (B)	879 shs.	06/30/06	268,121	130,482
Common Stock (B)	1 sh.	06/30/06	286	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	309 shs.	06/30/06	92,102	45,857
			2,572,704	2,457,932

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

C D N T, Inc.
A value-added converter and distributor of specialty pressure sensitive adhesives, foams, films, and foils.
10.5% Senior Secured Term Note due 2014	$563,154	08/07/08	$556,468	$557,513
12.5% Senior Subordinated Note due 2015	$750,872	08/07/08	699,920	735,570
Common Stock (B)	73,256 shs.	08/07/08	73,256	52,136
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	57,600 shs.	08/07/08	57,689	40,994
			1,387,333	1,386,213

Capital Specialty Plastics, Inc.
A producer of desiccant strips used for packaging pharmaceutical products.
Common Stock (B)	109 shs.	*	503	1,200,013
*12/30/97 and 05/29/99.

Clough, Harbour and Associates
An engineering service firm that is located in Albany, NY.
12.25% Senior Subordinated Note due 2015	$2,400,000	12/02/08	2,271,159	2,424,000
Preferred Stock (B)	277 shs.	12/02/08	276,900	338,280
			2,548,059	2,762,280

CHG Alternative Education Holding Company
A leading provider of publicly-funded, for profit pre-K-12 education services targeting special needs children at therapeutic day schools and “at risk” youth through alternative education programs.
13.5% Senior Subordinated Note due 2018	$2,151,952	01/19/11	2,027,079	2,153,806
Common Stock (B)	1,125 shs.	01/19/11	112,500	106,875
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	884 shs.	01/19/11	87,750	9
			2,227,329	2,260,690

Coeur, Inc.
A producer of proprietary, disposable power injection syringes.
12% Senior Subordinated Note due 2016	$1,214,286	10/10/08	1,125,120	1,200,295
Common Stock (B)	607 shs.	10/10/08	60,714	34,759
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	934 shs.	10/10/08	91,071	53,475
			1,276,905	1,288,529

Connecticut Electric, Inc.
A supplier and distributor of electrical products sold into the retail and wholesale markets.
10% Senior Subordinated Note due 2014 (D)	$1,456,429	01/12/07	1,358,675	1,092,322
Limited Liability Company Unit Class A (B)	156,046 uts.	01/12/07	156,046	-
Limited Liability Company Unit Class C (B)	112,873 uts.	01/12/07	112,873	-
Limited Liability Company Unit Class D (B)	1,268,437 uts.	05/03/10	-	-
Limited Liability Company Unit Class E (B)	2,081 uts.	05/03/10	-	-
			1,627,594	1,092,322

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Connor Sport Court International, Inc.
A designer and manufacturer of outdoor and indoor synthetic sports flooring and other temporary flooring products.
Preferred Stock Series B-2 (B)	17,152 shs.	07/05/07	$700,392	$1,715,247
Preferred Stock Series C (B)	8,986 shs.	07/05/07	300,168	898,560
Common Stock (B)	718 shs.	07/05/07	7	839
Limited Partnership Interest (B)	12.64% int.	*	189,586	-
*08/12/04 and 01/14/05.			1,190,153	2,614,646

CorePharma LLC
A manufacturer of oral dose generic pharmaceuticals targeted at niche applications.
14.5% Senior Subordinated Note due 2016	$2,594,266	08/04/05	2,594,266	2,594,266
Warrant, exercisable until 2013, to purchase
common stock at $.001 per share (B)	20 shs.	08/04/05	137,166	541,991
			2,731,432	3,136,257

Crane Rental Corporation
A crane rental company.
13% Senior Subordinated Note due 2015	$2,295,000	08/21/08	2,123,498	2,240,575
Common Stock (B)	255,000 shs.	08/21/08	255,000	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	136,070 shs.	08/21/08	194,826	-
			2,573,324	2,240,575

Custom Engineered Wheels, Inc.
A manufacturer of custom engineered, non-pneumatic plastic wheels and plastic tread cap tires used primarily for lawn and garden products and wheelchairs.
12.5% Senior Subordinated Note due 2016	$2,182,212	10/27/09	1,936,996	2,129,318
Preferred Stock PIK (B)	296 shs.	10/27/09	295,550	215,961
Preferred Stock Series A (B)	216 shs.	10/27/09	197,152	157,789
Common Stock (B)	72 shs.	10/27/09	72,238	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	53 shs.	10/27/09	48,608	-
			2,550,544	2,503,068

Davis-Standard LLC
A manufacturer, assembler, and installer of a broad range of capital equipment that is used in the extrusion, conversion, and processing of plastic materials.
12% Senior Subordinated Note due 2014	$923,913	10/30/06	891,045	923,913
Limited Partnership Interest (B)	1.82% int.	10/30/06	702,174	1,146,646
Warrant, exercisable until 2014, to purchase
preferred stock at $.01 per share (B)	50 shs.	10/30/06	49,830	77,449
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	34 shs.	10/30/06	34,000	74,064
			1,677,049	2,222,072

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Duncan Systems, Inc.
A distributor of windshields and side glass for the recreational vehicle market.
10% Senior Secured Term Note due 2013	$405,000	11/01/06	$402,485	$411,663
13% Senior Subordinated Note due 2014	$855,000	11/01/06	801,278	855,000
Common Stock (B)	180,000 shs.	11/01/06	180,000	98,143
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	56,514 shs.	11/01/06	78,160	30,814
			1,461,923	1,395,620

E S P Holdco, Inc.
A manufacturer of power protection technology for commercial office equipment, primarily supplying the office equipment dealer network.
14% Senior Subordinated Note due 2015	$2,379,774	01/08/08	2,347,921	2,355,603
Common Stock (B)	660 shs.	01/08/08	329,990	150,187
			2,677,911	2,505,790

E X C Acquisition Corporation
A manufacturer of pre-filled syringes and pump systems used for intravenous drug delivery.
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	22 shs.	06/28/04	77,208	145,339

Eatem Holding Company
A developer and manufacturer of savory flavor systems for soups, sauces, gravies, and other products produced by food manufacturers for retail and foodservice end products.
12.5% Senior Subordinated Note due 2018	$2,850,000	02/01/10	2,510,071	2,761,949
Common Stock (B)	150 shs.	02/01/10	150,000	118,293
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	358 shs.	02/01/10	321,300	282,049
			2,981,371	3,162,291

F C X Holdings Corporation
A distributor of specialty/technical valves, actuators, accessories, and process instrumentation supplying a number of industrial, high purity, and energy end markets in North America.
15% Senior Subordinated Note due 2015	$2,292,905	10/06/08	2,262,517	2,338,763
Preferred Stock Series A (B)	231 shs.	12/30/10	23,100	21,945
Preferred Stock Series B (B)	4,341 shs.	10/06/08	434,074	481,940
Common Stock (B)	3,069 shs.	10/06/08	3,069	-
			2,722,760	2,842,648
F F C Holding Corporation
A leading U.S. manufacturer of private label frozen novelty and ice cream products.
16% Senior Subordinated Note due 2017	$2,554,667	09/27/10	2,507,499	2,573,705
Limited Liability Company Units Preferred (B)	512 uts.	09/27/10	460,976	437,931
Limited Liability Company Units (B)	512 uts.	09/27/10	51,220	48,659
			3,019,695	3,060,295

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

F G I Equity LLC
A manufacturer of a broad range of filters and related products that are used in commercial, light industrial, healthcare, gas turbine, nuclear, laboratory, clean room, hotel, educational system, and food processing settings.
14.25% Senior Subordinated Note due 2016	$2,630,271	12/15/10	$2,559,439	$2,691,648
Limited Liability Company Unit Class B-1 (B)	394,737 uts.	12/15/10	394,737	375,000
Limited Liability Company Unit Class B-2 (B)	49,488 uts.	12/15/10	49,488	495
			3,003,664	3,067,143
F H Equity LLC
A designer and manufacturer of a full line of automatic transmission filters and filtration systems for passenger vehicles.
14% Senior Subordinated Note due 2017	$3,032,085	12/20/10	2,911,945	3,078,645
Limited Liability Company Unit Class C (B)	9,449 uts.	12/20/10	96,056	94
			3,008,001	3,078,739

Flutes, Inc.
An independent manufacturer of micro fluted corrugated sheet material for the food and consumer products packaging industries.
10% Senior Secured Term Note due 2013 (D)	$918,385	04/13/06	908,339	872,466
14% Senior Subordinated Note due 2014 (D)	$555,059	04/13/06	509,089	-
			1,417,428	872,466

G C Holdings
A leading manufacturer of gaming tickets, industrial recording charts, security-enabled point-of sale receipts, and medical charts and supplies.
12.5% Senior Subordinated Note due 2017	$3,000,000	10/19/10	2,811,715	3,061,678
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	594 shs.	10/19/10	140,875	6
			2,952,590	3,061,684

Golden County Foods Holding, Inc.
A manufacturer of frozen appetizers and snacks.
16% Senior Subordinated Note due 2015 (D)	$1,912,500	11/01/07	1,772,199	-
16% PIK Note due 2015 (D)	$472,711	12/31/08	411,209	-
8% Series A Convertible Preferred Stock, convertible into
common shares (B)	146,658 shs.	11/01/07	146,658	-
			2,330,066	-

H M Holding Company
A designer, manufacturer, and importer of promotional and wood furniture.
7.5% Senior Subordinated Note due 2013 (D)	$685,100	10/15/09	512,231	342,550
Preferred Stock (B)	40 shs.	*	40,476	-
Preferred Stock Series B (B)	2,055 shs.	10/15/09	1,536,694	-
Common Stock (B)	340 shs.	02/10/06	340,000	-
Common Stock Class C (B)	560 shs.	10/15/09	-	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	126 shs.	02/10/06	116,875	-
* 09/18/07 and 06/27/08.			2,546,276	342,550

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Home Décor Holding Company
A designer, manufacturer and marketer of framed art and wall décor products.
12.5% Senior Subordinated Note due 2013	$2,043,269	*	$1,965,091	$2,043,269
Common Stock (B)	63 shs.	*	62,742	94,172
Warrant, exercisable until 2012, to purchase common stock at $.02 per share (B)	200 shs.	*	199,501	299,448
* 06/30/04 and 08/19/04.			2,227,334	2,436,889

Hospitality Mints Holding Company
A manufacturer of individually-wrapped imprinted promotional mints.
12% Senior Subordinated Note due 2016	$2,472,050	08/19/08	2,341,009	2,423,886
Common Stock (B)	474 shs.	08/19/08	474,419	46,161
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	123 shs.	08/19/08	113,773	11,931
			2,929,201	2,481,978

Insurance Claims Management, Inc.
A third party administrator providing auto and property claim administration services for insurance companies.
Common Stock (B)	89 shs.	02/27/07	2,689	415,915

International Offshore Services LLC
A leading provider of marine transportation services, platform decommissioning, and salvage services to oil and gas producers in the shallow waters of the Gulf of Mexico.
14.25% Senior Subordinated Secured Note due 2017	$2,550,000	07/07/09	2,335,431	2,490,791
Limited Liability Company Unit (B)	3,112 uts.	07/07/09	186,684	126,840
			2,522,115	2,617,631
J A C Holding Enterprises, Inc.
A supplier of luggage racks and accessories to original equipment manufacturers.
12.5% Senior Subordinated Note due 2017	$2,500,000	12/20/10	2,148,879	2,389,085
Preferred Stock A (B)	495 shs.	12/20/10	495,000	445,500
Preferred Stock B (B)	0.17 shs.	12/20/10	-	-
Common Stock (B)	100 shs.	12/20/10	5,000	4,500
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	36 shs.	12/20/10	316,931	-
			2,965,810	2,839,085

Jason Partners Holdings LLC
A diversified manufacturing company serving various industrial markets.
Limited Liability Company Unit (B)	90 uts.	09/21/10	848,275	48,185

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

K H O F Holdings, Inc.
A manufacturer of premium disposable tableware products serving both the foodservice and consumer channels.
Common Stock (B)	220,673 shs.	10/15/07	$135,084	$262,974

K N B Holdings Corporation
A designer, manufacturer and marketer of products for the custom framing market.
15% Senior Subordinated PIK Note due 2017	$4,316,404	04/12/11	3,959,171	4,316,404
Common Stock (B)	134,210 shs.	05/25/06	134,210	12,318
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	82,357 shs.	05/25/06	71,534	7,559
			4,164,915	4,336,281

K P H I Holdings, Inc.
A manufacturer of highly engineered plastic and metal components for a diverse range of end-markets, including medical, consumer and industrial, automotive and defense.
15% Senior Subordinated Note due 2017	$2,645,052	12/10/10	2,594,698	2,607,588
Common Stock (B)	391,304 shs.	12/10/10	391,304	371,739
			2,986,002	2,979,327

K P I Holdings, Inc.
The largest player in the U.S. non-automotive, non-ferrous die casting segment.
12.75% Senior Subordinated Note due 2015 (D)	$2,459,088	07/16/08	2,300,169	2,445,079
Convertible Preferred Stock Series C (B)	55 shs.	06/30/09	55,435	110,000
Convertible Preferred Stock Series D (B)	24 shs.	09/17/09	24,476	73,410
Common Stock (B)	443 shs.	07/15/08	443,478	46,945
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	96 shs.	07/16/08	96,024	10,164
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	128 shs.	09/17/09	-	13,507
			2,919,582	2,699,105

K W P I Holdings Corporation
A manufacturer and distributor of vinyl windows and patio doors throughout the northwestern United States.
12% Senior Subordinated Note due 2015 (D)	$3,162,920	03/14/07	2,878,056	2,530,336
Preferred Stock PIK (B)	1,499 shs.	02/17/11	579,500	463,752
Common Stock (B)	232 shs.	03/13/07	232,000	-
Warrant, exercisable until 2019, to purchase
preferred stock at $.01 per share (B)	134 shs.	07/07/09	-	-
Warrant, exercisable until 2017, to purchase
common stock at $.01 per share (B)	167 shs.	03/14/07	162,260	-
			3,851,816	2,994,088

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

M V I Holding, Inc.
A manufacturer of large precision machined metal components used in equipment which services a variety of industries, including the oil and gas, mining, and defense markets.
13% Senior Subordinated Note due 2016	$1,248,722	09/12/08	$1,178,251	$1,123,850
Common Stock (B)	61 shs.	09/12/08	60,714	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	66 shs.	09/12/08	65,571	-
			1,304,536	1,123,850

Mail Communications Group, Inc.
A provider of mail processing and handling services, letter shop services, and commercial printing services.
12.5% Senior Subordinated Note due 2014	$975,000	05/04/07	942,343	975,000
Limited Liability Company Unit (B)	24,109 uts.	*	314,464	349,150
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3,375 shs.	05/04/07	43,031	48,877
* 05/04/07 and 01/02/08.			1,299,838	1,373,027

Manhattan Beachwear Holding Company
A designer and distributor of women’s swimwear.
15% Senior Subordinated Note due 2018	$653,042	10/05/10	641,071	666,103
12.5% Senior Subordinated Note due 2018	$2,647,059	01/15/10	2,345,879	2,673,530
Common Stock (B)	106 shs.	10/05/10	106,200	198,978
Common Stock Class B (B)	353 shs.	01/15/10	352,941	661,275
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	312 shs.	01/15/10	283,738	585,225
			3,729,829	4,785,111

MBWS Ultimate Holdco, Inc.
A provider of services throughout North Dakota that address the fluid management and related transportation needs of an oil well.
12% Senior Subordinated Note due 2016	$3,352,486	*	3,052,660	3,453,061
Preferred Stock Series A (B)	4,164 shs.	09/07/10	416,392	395,580
Common Stock (B)	487 shs.	03/01/11	48,677	46,258
Common Stock (B)	458 shs.	09/07/10	45,845	43,510
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	310 shs.	03/01/11	30,975	3
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,158 shs.	09/07/10	115,870	12
* 09/07/10 and 03/01/11.			3,710,419	3,938,424

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

MedSystems Holdings LLC
A manufacturer of enteral feeding products, such as feeding tubes and other products related to assisted feeding.
13% Senior Subordinated Note due 2015	$1,175,319	08/29/08	$1,075,316	$1,193,015
Preferred Unit (B)	126 uts.	08/29/08	125,519	154,065
Common Unit Class A (B)	1,268 uts.	08/29/08	1,268	44,212
Common Unit Class B (B)	472 uts.	08/29/08	120,064	16,451
			1,322,167	1,407,743

MEGTEC Holdings, Inc.
A supplier of industrial and environmental products and services to a broad array of industries.
12% Senior Subordinated Note due 2016	$2,161,017	09/24/08	2,023,164	2,204,237
Preferred Stock (B)	107 shs.	09/24/08	103,255	132,375
Limited Partnership Interest (B)	1.40% int.	09/16/08	388,983	558,088
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	35 shs.	09/24/08	33,268	77,458
			2,548,670	2,972,158

MicroGroup, Inc.
A manufacturer of precision parts and assemblies, and a value-added supplier of metal tubing and bars.
12% Senior Subordinated Note due 2013 (D)	$2,685,614	*	2,577,220	2,148,491
Common Stock (B)	450 shs.	*	450,000	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	164 shs.	*	162,974	-
* 08/12/05 and 09/11/06.			3,190,194	2,148,491

Milwaukee Gear Company
A manufacturer of high-precision custom gears and gear drives used by original equipment manufacturers operating in a number of industries.
13% Senior Subordinated Note due 2014	$2,353,846	07/21/08	2,265,942	2,366,610
Preferred Stock (B)	263 shs.	07/21/08	261,830	325,520
Common Stock (B)	18 shs.	07/21/08	20,000	66,580
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	10 shs.	07/21/08	11,285	36,989
			2,559,057	2,795,699

Momentum Holding Company
A designer and supplier of upholstery fabric to commercial furniture manufacturers and architectural and design firms.
Limited Partnership Interest (B)	21.23% int.	08/04/06	106,153	349,140
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	1,107 shs.	08/04/06	107,109	363,937
			213,262	713,077

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Monessen Holding Corporation
A designer and manufacturer of a broad line of gas, wood, and electric hearth products and accessories.
14% Senior Subordinated Note due 2014 (D)	$2,550,000	07/25/08	$2,420,572	$1,275,000
14% PIK Note due 2014 (D)	$792,791	07/25/08	652,999	396,395
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	152 shs.	03/31/06	138,125	-
			3,211,696	1,671,395

Motion Controls Holdings
A manufacturer of high performance mechanical motion control and linkage products.
14.25% Senior Subordinated Note due 2017	$2,746,990	11/30/10	2,696,861	2,759,700
Limited Liability Company Unit Class B-1 (B)	281,250 uts.	11/30/10	281,250	267,187
Limited Liability Company Unit Class B-2 (B)	25,504 uts.	11/30/10	25,504	255
			3,003,615	3,027,142

NABCO, Inc.
A producer of explosive containment vessels in the United States.
14% Senior Subordinated Note due 2014 (D)	$625,000	02/24/06	578,174	-
Limited Liability Company Unit (B)	825 uts.	*	825,410	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	129 shs.	02/24/06	37,188	-
* 02/24/06 and 06/22/07.			1,440,772	-

Nesco Holdings Corporation
A sales and leasing company that provides equipment to the electric utility, telecommunications, and various other industries.
12% Senior Secured Subordinated Note due 2015	$2,125,000	08/02/07	1,971,842	2,125,000
Common Stock (B)	425,000 shs.	08/02/07	425,000	1,596,169
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	119,360 shs.	08/02/07	194,257	448,280
			2,591,099	4,169,449

NetShape Technologies, Inc.
A manufacturer of powder metal and metal injection molded precision components used in industrial, consumer, and other applications.
12% Senior Subordinated Note due 2014	$1,755,710	02/02/07	1,601,464	877,855
Limited Partnership Interest of
Saw Mill PCG Partners LLC (B)	2.73% int.	02/01/07	1,110,810	-
Limited Liability Company Unit Class D of
Saw Mill PCG Partners LLC (B)	17 uts.	*	16,759	-
Limited Liability Company Unit Class D-1 of
Saw Mill PCG Partners LLC (B)	229 uts.	09/30/09	228,858	-
Limited Liability Company Unit Class D-2 of
Saw Mill PCG Partners LLC (B)	128 uts.	04/29/11	65,256	61,993
* 12/18/08 and 09/30/09.			3,023,147	939,848

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Newark Group, Inc.
A major producer of paper products from recycled materials.
Common Stock (B)	134,520 shs.	09/02/10	$796,863	$571,710

Nicoat Acquisitions LLC
A manufacturer of water-based and ultraviolet coatings for high-performance graphic arts, packaging and other specialty coating applications.
12.5% Senior Subordinated Note due 2016	$1,448,276	11/05/10	1,318,732	1,434,304
Limited Liability Company Unit Series B (B)	51,724 uts.	11/05/10	51,724	49,138
Limited Liability Company Unit Series B - OID (B)	104,792 uts.	11/05/10	104,792	1,048
Limited Liability Company Unit Series F (B)	156,516 uts.	11/05/10	-	1,565
			1,475,248	1,486,055

Northwest Mailing Services, Inc.
A producer of promotional materials for companies that use direct mail as part of their customer retention and loyalty programs.
12% Senior Subordinated Note due 2016	$2,818,421	*	2,355,615	2,835,256
Limited Partnership Interest (B)	3,287 uts.	*	328,679	221,511
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	4,920 shs.	*	492,016	331,591
* 07/09/09 and 08/09/10.			3,176,310	3,388,358

NT Holding Company
A leading developer, manufacturer and provider of medical products used primarily in interventional pain management.
13.5% Senior Subordinated Note due 2019	$2,649,351	02/02/11	2,443,592	2,641,520
Common Stock (B)	377 shs.	*	377,399	358,530
Warrant, exercisable until 2021, to purchase
common stock at $.01 per share (B)	176 shs.	02/02/11	158,961	2
* 02/02/11 and 06/30/11.			2,979,952	3,000,052

Nyloncraft, Inc.
A supplier of engineered plastic components for the automotive industry.
Convertible Preferred Stock A (B)	1,000 shs.	01/28/02	961,637	1,398,090
Common Stock (B)	312,500 shs.	01/28/02	312,500	362,646
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	243,223 shs.	01/28/02	162,045	282,253
			1,436,182	2,042,989

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

O E C Holding Corporation
A provider of elevator maintenance, repair and modernization services.
13% Senior Subordinated Note due 2017	$1,333,333	06/04/10	$1,224,293	$1,344,690
Preferred Stock Series A (B)	1,661 shs.	06/04/10	166,062	89,212
Preferred Stock Series B (B)	934 shs.	06/04/10	93,376	50,164
Common Stock (B)	1,032 shs.	06/04/10	1,032	-
			1,484,763	1,484,066

OakRiver Technology, Inc.
Designs, engineers and assembles high precision automated process equipment for the medical device industry with a focus on defibrillators and stents.
Common Stock (B)	322,307 shs.	01/03/06	322,307	454,847
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	75,378 shs.	01/03/06	62,824	106,375
			385,131	561,222
Ontario Drive & Gear Ltd.
A manufacturer of all-wheel drive, off-road amphibious vehicles and related accessories.
Limited Liability Company Unit (B)	3,667 uts.	01/17/06	572,115	1,174,510
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	619 shs.	01/17/06	170,801	198,299
			742,916	1,372,809
P K C Holding Corporation
A manufacturer of plastic film and badges for the general industrial, medical, and food industries.
14% Senior Subordinated Note due 2016	$2,963,279	12/21/10	2,887,292	2,959,918
Preferred Stock Class A (B)	54 shs.	12/21/10	340,718	538,600
Common Stock (B)	54 shs.	12/21/10	25,500	-
			3,253,510	3,498,518

P P T Holdings LLC
A high-end packaging solutions provider that targets customers who have multiple packaging needs, require a high number of low volume SKUs, short lead times, technical expertise, and overall supply chain management.
15% Senior Subordinated Note due 2017	$2,721,374	12/20/10	2,670,105	2,723,611
Limited Liability Company Unit Class A (B)	99 uts.	12/20/10	318,215	302,299
Limited Liability Company Unit Class B (B)	99 uts.	12/20/10	3,214	3,053
			2,991,534	3,028,963

Pacific Consolidated Holdings LLC
A manufacturer of rugged, mobile liquid and gaseous oxygen and nitrogen generating systems used in the global defense, oil and gas, and medical sectors.
14% Senior Subordinated Note due 2012	$1,353,001	04/27/07	1,323,917	1,174,808
5% Senior Subordinated Note due 2012	$79,688	07/21/10	79,688	79,682
Preferred Shares Series E (B)	79,688 uts.	07/21/10	-	-
Limited Liability Company Unit (B)	1,754,707 uts.	04/27/07	63,233	-
			1,466,838	1,254,490

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Paradigm Packaging, Inc.
A manufacturer of plastic bottles and closures for the nutritional, pharmaceutical, personal care, and food packaging markets.
12% Senior Subordinated Note due 2011	$2,125,000	12/19/00	$2,114,609	$2,125,000
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	372 shs.	12/21/00	265,625	174,272
			2,380,234	2,299,272
Pearlman Enterprises, Inc.
A developer and distributor of tools, equipment, and supplies to the natural and engineered stone industry.
Preferred Stock Series A (B)	2,334 shs.	05/22/09	111,508	-
Preferred Stock Series B (B)	13,334 shs.	05/22/09	547,872	-
Common Stock (B)	40,540 shs.	05/22/09	1,877,208	-
			2,536,588	-
Postle Aluminum Company LLC
A manufacturer and distributor of aluminum extruded products.
15% Senior Subordinated Note due 2013	$1,580,097	06/03/10	1,557,716	1,595,898
3% Senior Subordinated PIK Note due 2014 (D)	$2,283,699	10/02/06	2,030,646	2,283,699
Limited Liability Company Unit Class A (B)	1,384 uts.	10/02/06	510,000	164,185
Limited Liability Company Unit (B)	143 uts.	05/22/09	642	16,963
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	8,595 shs.	10/02/06	124,644	1,019,593
			4,223,648	5,080,338

Power Services Holding Company
A provider of industrial motor repair services, predictive and preventative maintenance, and performance improvement consulting serving the petrochemical, mining, power generation, metals, and paper industries.
12% Senior Subordinated Note due 2016	$2,372,093	02/11/08	2,220,853	2,372,093
Limited Partnership Interest (B)	23.70% int.	02/11/08	177,729	70,045
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	1,322 shs.	02/11/08	167,588	138,046
			2,566,170	2,580,184

Precision Wire Holding Company
A manufacturer of specialty medical wires that are used in non-elective minimally invasive surgical procedures.
14.25% Senior Subordinated Note due 2016	$2,613,349	11/12/09	2,390,098	2,653,466
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	206 shs.	11/12/09	203,944	172,242
			2,594,042	2,825,708
Qualis Automotive LLC
A distributor of aftermarket automotive brake and chassis products.
Common Stock (B)	354,167 shs.	05/28/04	354,166	344,792
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	377,719 shs.	05/28/04	377,719	367,720
			731,885	712,512

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

R A J Manufacturing Holdings LLC
A designer and manufacturer of women’s swimwear sold under a variety of licensed brand names.
12.5% Senior Subordinated Note due 2014	$2,522,067	12/15/06	$2,406,434	$2,406,363
14.5% Senior Subordinated PIK Note due 2014	$187,722	12/31/10	179,221	179,489
Limited Liability Company Unit (B)	2,828 uts.	12/15/06	282,810	10,807
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	3 shs.	12/15/06	131,483	5,096
			2,999,948	2,601,755
R E I Delaware Holding, Inc.
An engineer and manufacturer of highly complex, close tolerance components, assemblies, tooling and custom automation equipment primarily for aerospace, medical and defense/radar markets.
12% Senior Subordinated Note due 2016	$2,550,000	01/18/08	2,493,699	2,550,000
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	6 shs.	01/18/08	31,089	114,286
			2,524,788	2,664,286
Royal Baths Manufacturing Company
A manufacturer and distributor of acrylic and cultured marble bathroom products.
12.5% Senior Subordinated Note due 2011	$531,250	11/14/03	527,781	531,250
Warrant, exercisable until 2011, to purchase
common stock at $.01 per share (B)	140 shs.	11/14/03	122,946	53,972
			650,727	585,222
Savage Sports Holding, Inc.
A manufacturer of sporting firearms.
12% Senior Subordinated Note due 2012	$1,538,793	09/10/04	1,508,451	1,538,793
Preferred Stock Series A (B)	66 shs.	05/28/10	66,185	82,725
Common Stock (B)	612 shs.	*	642,937	1,347,505
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	134 shs.	09/10/04	113,578	294,205
* 09/10/04 and 10/05/07.			2,331,151	3,263,228

Sencore Holding Company
A designer, manufacturer, and marketer of decoders, receivers and modulators sold to broadcasters, satellite, cable and telecom operators for encoding/decoding analog and digital transmission video signals.
12.5% Senior Subordinated Note due 2014 (D)	$1,765,385	01/15/09	1,560,231	882,692
Common Stock (B)	131 shs.	01/15/09	130,769	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	282 shs.	01/15/09	281,604	-
			1,972,604	882,692

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Smart Source Holdings LLC
A short-term computer rental company.
12% Senior Subordinated Note due 2015	$2,223,076	*	$2,085,688	$2,178,237
Limited Liability Company Unit (B)	619 uts.	*	631,592	460,926
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	157 shs.	*	164,769	116,768
* 08/31/07 and 03/06/08.			2,882,049	2,755,931

Snacks Parent Corporation
The world’s largest provider of trail mixes and a leading provider of snack nuts, dried fruits, and other healthy snack products.
13% Senior Subordinated Note due 2017	$2,622,078	11/12/10	2,475,932	2,608,638
Preferred Stock A (B)	3,395 shs.	11/12/10	322,495	306,370
Preferred Stock B (B)	1,575 shs.	11/12/10	149,650	142,167
Common Stock (B)	19,737 shs.	11/12/10	19,737	18,750
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	5,418 shs.	11/12/10	5,418	54
			2,973,232	3,075,979
Spartan Foods Holding Company
A manufacturer of branded pizza crusts and pancakes.
12.25% Senior Subordinated Note due 2017	$1,912,500	12/15/09	1,676,879	1,721,250
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	257 shs.	12/15/09	227,109	-
			1,903,988	1,721,250
Specialty Commodities, Inc.
A distributor of specialty food ingredients.
13.25% Senior Subordinated Note due 2016	$2,326,710	10/23/08	2,213,785	2,349,977
Common Stock (B)	30,000 shs.	10/23/08	300,000	316,555
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	11,054 shs.	10/23/08	100,650	116,640
			2,614,435	2,783,172
Stanton Carpet Holding Company
A designer and marketer of high and mid-priced decorative carpets and rugs.
12.13% Senior Subordinated Note due 2014	$2,239,024	08/01/06	2,171,278	2,261,414
Common Stock (B)	311 shs.	08/01/06	310,976	267,349
Warrant, exercisable until 2014, to purchase
common stock at $.02 per share (B)	104 shs.	08/01/06	93,293	89,039
			2,575,547	2,617,802

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Sundance Investco LLC
A provider of post-production services to producers of movies and television shows.
Limited Liability Company Unit Class A (B)	6,429 shs.	03/31/10	$-	$-

Sunrise Windows Holding Company
A manufacturer and marketer of premium vinyl windows exclusively selling to the residential remodeling and replacement market.
14% Senior Subordinated Note due 2017	$2,917,323	12/14/10	2,755,558	2,922,235
Common Stock (B)	115 shs.	12/14/10	114,504	108,775
Warrant, exercisable until 2020, to purchase
common stock at $.01 per share (B)	112 shs.	12/14/10	111,747	1
			2,981,809	3,031,011
Synteract Holdings Corporation
A provider of outsourced clinical trial management services to pharmaceutical and biotechnology companies.
14.5% Senior Subordinated Note due 2016	$2,638,857	09/02/08	2,501,781	2,665,245
Redeemable Preferred Stock Series A (B)	1,280 shs.	09/02/08	12,523	34,420
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	12,803 shs.	09/02/08	112,693	-
			2,626,997	2,699,665
T H I Acquisition, Inc.
A machine servicing company providing value-added steel services to long steel products.
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	9 shs.	01/14/08	88,054	218,540

Telecorps Holdings, Inc.
A provider of equipment and services to producers of television shows and motion pictures.
12.75% Senior Subordinated Note due 2016	$3,176,506	*	2,805,250	476,476
Common Stock (B)	270 shs.	09/02/09	10,994	-
Warrant, exercisable until 2019, to purchase
common stock at $.01 per share (B)	7,906 shs.	*	327,437	-
* 05/20/09 and 09/02/09.			3,143,681	476,476

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Terra Renewal LLC
A provider of wastewater residual management and required environmental reporting, permitting, nutrient management planning and record keeping to companies involved in poultry and food processing.
12% Senior Subordinated Note due 2014 (D)	$1,162,110	*	$1,127,650	$581,055
6.79% Term Note due 2012 (C)	$24	*	24	22
8.7% Term Note due 2012 (C)	$1,360,385	05/31/11	1,360,385	1,224,346
Common Stock Class B	55 shs.	*	-	-
Limited Partnership Interest of
Saw Mill Capital Fund V, LLC (B)	3.97% int.	**	149,176	-
Warrant, exercisable until 2016, to purchase
common stock at $.01 per share (B)	72 shs.	04/28/06	59,041	-
* 04/28/06 and 09/13/06. ** 03/01/05 and 10/10/08.			2,696,276	1,805,423

Torrent Group Holdings, Inc.
A contractor specializing in the sales and installation of engineered drywells for the retention and filtration of stormwater and nuisance water flow.
14.5% Senior Subordinated Note due 2013 (D)	$2,455,561	10/26/07	2,147,354	-
Series B Preferred Stock (B)	182 shs.	03/31/10	-	-
Common Stock (B)	515 shs.	03/31/10	414,051	-
			2,561,405	-
Transpac Holding Company
A designer, importer and wholesaler of home décor and seasonal gift products.
12% Senior Subordinated Note due 2015 (D)	$1,773,006	10/31/07	1,654,829	1,765,738
Common Stock (B)	209 shs.	10/31/07	208,589	90,336
Warrant, exercisable until 2015, to purchase
common stock at $.01 per share (B)	94 shs.	10/31/07	87,607	40,787
			1,951,025	1,896,861

Tranzonic Companies (The)
A producer of commercial and industrial supplies, such as safety products, janitorial supplies, work apparel, washroom and restroom supplies and sanitary care products.
13% Senior Subordinated Note due 2013	$2,712,000	02/05/98	2,690,364	2,712,000
Common Stock (B)	630 shs.	02/04/98	630,000	544,932
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	444 shs.	02/05/98	368,832	384,048
			3,689,196	3,640,980

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Truck Bodies & Equipment International
A designer and manufacturer of accessories for heavy and medium duty trucks, primarily dump bodies, hoists, various forms of flat-bed bodies, landscape bodies and other accessories.
12% Senior Subordinated Note due 2014 (D)	$2,309,541	*	$2,078,587	$2,194,064
Preferred Stock Series B (B)	241 shs.	10/20/08	241,172	-
Common Stock (B)	742 shs.	*	800,860	-
Warrant, exercisable until 2013, to purchase
common stock at $.02 per share (B)	153 shs.	*	159,894	-
Warrant, exercisable until 2018, to purchase
common stock at $.01 per share (B)	1,054 shs.	10/20/08	-	-
* 07/19/05 and 12/22/05.			3,280,513	2,194,064

TruStile Doors, Inc.
A manufacturer and distributor of interior doors.
Limited Liability Company Unit	11,775 uts.	02/28/11	250,000	237,500
Warrant, exercisable until 2013, to purchase
common stock at $.01 per share (B)	5,781 shs.	04/11/03	68,059	-
			318,059	237,500
U M A Enterprises, Inc.
An importer and wholesaler of home décor products.
15% Senior Subordinated Note due 2015	$1,840,786	02/08/08	1,815,268	1,840,786
Convertible Preferred Stock (B)	887 shs.	02/08/08	886,956	737,622
			2,702,224	2,578,408
U-Line Corporation
A manufacturer of high-end, built-in, undercounter ice making, wine storage and refrigeration appliances.
12.5% Senior Subordinated Note due 2012	$893,998	04/30/04	875,274	893,997
Common Stock (B)	182 shs.	04/30/04	182,200	59,248
Warrant, exercisable until 2012, to purchase
common stock at $.01 per share (B)	230 shs.	04/30/04	211,736	74,928
			1,269,210	1,028,173
Visioneering, Inc.
A designer and manufacturer of tooling and fixtures for the aerospace industry.
10.5% Senior Secured Term Loan due 2013	$790,588	05/17/07	787,288	747,212
13% Senior Subordinated Note due 2014	$648,530	05/17/07	611,512	598,620
18% PIK Convertible Preferred Stock (B)	37,381 shs.	03/13/09	72,519	-
Common Stock (B)	123,529 shs.	05/17/07	123,529	-
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	35,006 shs.	05/17/07	55,055	-
			1,649,903	1,345,832

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Vitex Packaging Group, Inc.
A manufacturer of specialty packaging, primarily envelopes and tags used on tea bags.
10% Senior Subordinated PIK Note due 2011	$182,311	10/29/09	$176,674	$177,546
5% Senior Subordinated PIK Note due 2011 (D)	$850,000	06/30/07	741,532	839,542
Class B Unit (B)	767,881 uts.	10/29/09	348,058	-
Class C Unit (B)	850,000 uts.	10/29/09	780,572	337,426
Limited Liability Company Unit Class A (B)	723,465 uts.	*	433,222	-
Limited Liability Company Unit Class B (B)	182,935 uts.	07/19/04	182,935	-
* 07/19/04 and 10/29/09.			2,662,993	1,354,514

Wellborn Forest Holding Company
A manufacturer of semi-custom kitchen and bath cabinetry.
12.13% Senior Subordinated Note due 2014	$1,721,250	11/30/06	1,657,558	1,599,059
Common Stock (B)	191 shs.	11/30/06	191,250	46,548
Warrant, exercisable until 2014, to purchase
common stock at $.01 per share (B)	95 shs.	11/30/06	86,493	23,239
			1,935,301	1,668,846
Wheaton Holding Corporation
A distributor and manufacturer of laboratory supply products and packaging.
13% Senior Subordinated Note due 2017	$3,000,000	06/08/10	2,753,531	3,045,000
Preferred Stock Series B (B)	2,109 shs.	06/08/10	210,924	71,632
Common Stock (B)	1,058 shs.	06/08/10	1,058	35,920
			2,965,513	3,152,552
Whitcraft Holdings, Inc.
A leading independent manufacturer of precision formed, machined, and fabricated flight-critical aerospace components.
12% Senior Subordinated Note due 2018	$2,383,562	12/16/10	2,195,475	2,376,590
Common Stock (B)	616 shs.	12/16/10	616,438	585,618
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	166 shs.	12/16/10	148,003	2
			2,959,916	2,962,210
Workplace Media Holding Company
A direct marketer specializing in providing advertisers with access to consumers in the workplace.
13% Senior Subordinated Note due 2015 (D)	$1,235,800	05/14/07	1,136,081	617,900
Limited Partnership Interest (B)	23.16% int.	05/14/07	115,804	-
Warrant, exercisable until 2015, to purchase
common stock at $.02 per share (B)	88 shs.	05/14/07	83,462	-
			1,335,347	617,900

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Corporate Restricted Securities: (A) (Continued)	Principal Amount, Shares, Units or Ownership Percentage	Acquisition Date	Cost	Fair Value

Xaloy Superior Holdings, Inc.
A provider of melt processing components and ancillary equipment for both plastic injection molding and extrusion applications.
15.5% Senior Subordinated Note due 2015 (D)	$2,977,681	09/08/08	$2,895,754	$2,916,876
Common Stock (B)	283 shs.	09/08/08	283,333	337,676
			3,179,087	3,254,552
Total Private Placement Investments (E)			$241,949,085	$226,888,825

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Corporate Restricted Securities: (A) (Continued)	Interest Rate	Due Date	Principal Amount	Cost	Market Value

Rule 144A Securities - 6.05%:

Bonds - 6.00%
Arch Coal, Inc.	7.000%	06/15/19	$150,000	$150,000	$149,625
Arch Coal, Inc.	7.250	06/15/21	105,000	105,000	105,131
Audatex North America, Inc.	6.750	06/15/18	250,000	250,000	251,250
Calpine Corporation	7.500	02/15/21	750,000	772,426	765,000
Cemex Finance LLC	9.500	12/14/16	375,000	390,148	387,656
CIT Group, Inc.	7.000	05/04/15	1,000,000	1,014,507	1,001,250
Clean Harbors, Inc.	7.625	08/15/16	60,000	62,585	63,600
Coffeyville Resources LLC	9.000	04/01/15	126,000	125,512	136,710
Community Choice Financial, Inc.	1.000	05/01/19	505,000	516,095	512,575
Evertec, Inc.	11.000	10/01/18	585,000	605,195	624,488
First Data Corporation	7.375	06/15/19	850,000	853,485	856,375
FMG Resources	7.000	11/01/15	750,000	781,199	765,000
Georgia Gulf Corporation	9.000	01/15/17	190,000	194,447	202,350
Goodrich Petroleum Corporation	8.875	03/15/19	360,000	360,000	360,000
HCA Holdings, Inc.	7.750	05/15/21	1,000,000	1,050,268	1,037,500
Hertz Corporation	7.500	10/15/18	750,000	738,320	742,500
Huntington Ingalls Indus	7.125	03/15/21	750,000	782,233	776,250
International Automotive Component	9.125	06/01/18	375,000	375,000	383,438
Michael Foods, Inc.	9.750	07/15/18	75,000	75,000	80,250
Mylan, Inc.	6.000	11/15/18	750,000	759,069	762,188
Nexeo Solutions LLC	8.375	03/01/18	40,000	40,000	40,500
Packaging Dynamics Corporation of America	10.000	05/01/16	1,050,000	1,050,000	1,065,750
Pinafore LLC	9.000	10/01/18	330,000	330,000	355,575
Pittsburgh Glass Works, LLC	8.500	04/15/16	70,000	70,000	71,925
Reynolds Group Escrow, LLC	7.750	10/15/16	750,000	800,302	781,875
SandRidge Energy, Inc.	8.000	06/01/18	360,000	363,490	367,200
Seagate HDD Cayman	7.000	11/01/21	400,000	400,000	400,000
Spectrum Brands, Inc.	9.500	06/15/18	125,000	123,449	136,875
Thermadyne Holdings Corporation	9.000	12/15/17	750,000	804,348	783,750
Valeant Pharmaceuticals International	6.750	10/01/17	70,000	69,661	68,600
Valeant Pharmaceuticals International	7.000	10/01/20	880,000	881,956	851,400
Visteon Corporation	6.750	04/15/19	200,000	200,000	193,000
Total Bonds				15,093,695	15,079,586

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

			Market
Corporate Restricted Securities: (A) (Continued)	Shares	Cost	Value

Convertible Preferred Stock - 0.00%
ETEX Corporation (B)	777	$-	$-
Total Convertible Preferred Stock		-	-

Preferred Stock - 0.05%
Ally Financial	143	45,009	134,393
TherOX, Inc. (B)	103	-	-
Total Preferred Stock		45,009	134,393

Common Stock - 0.00%
Touchstone Health Partnership (B)	1,168	-	-
Total Common Stock		-	-

Total Rule 144A Securities		15,138,704	15,213,979

Total Corporate Restricted Securities		$257,087,789	$242,102,804

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

	Interest	Due	Principal		Market
Corporate Public Securities - 8.28%: (A)	Rate	Date	Amount	Cost	Value

Bonds - 8.10%
Affinia Group, Inc.	9.000%	11/30/14	$50,000	$48,914	$50,750
Alere, Inc.	9.000	05/15/16	700,000	747,887	728,875
Alliant Techsystems, Inc.	6.750	04/01/16	750,000	774,190	765,000
American Axle & Manufacturing Holding, Inc.	7.875	03/01/17	750,000	629,198	750,000
Ball Corporation	5.750	05/15/21	750,000	740,778	751,875
B E Aerospace, Inc.	6.875	10/01/20	850,000	872,054	890,375
Berry Plastics Corporation (C)	5.039	02/15/15	500,000	476,124	493,750
CCO Holdings Capital Corporation	7.250	10/30/17	750,000	772,373	777,188
Chaparral Energy, Inc.	8.875	02/01/17	1,000,000	994,536	1,035,000
Chemtura Corporation	7.875	09/01/18	500,000	532,273	523,750
Cooper-Standard Automotive	8.500	05/01/18	750,000	804,100	791,250
Crosstex Energy L.P.	8.875	02/15/18	225,000	220,880	239,625
Easton-Bell Sports, Inc.	9.750	12/01/16	320,000	327,506	352,800
Energy Future Holdings	10.000	01/15/20	400,000	402,732	424,584
Energy Transfer Equity LP	7.500	10/15/20	100,000	100,000	106,000
Headwaters, Inc.	7.625	04/01/19	850,000	850,247	773,501
Fidelity National Information	7.625	07/15/17	100,000	100,000	106,125
Fidelity National Information	7.875	07/15/20	125,000	125,000	132,656
Health Management Association	6.125	04/15/16	750,000	776,852	778,125
Inergy, L.P.	7.000	10/01/18	200,000	200,000	202,000
International Coal Group, Inc.	9.125	04/01/18	625,000	626,436	785,938
Landry’s Restaurants, Inc.	11.625	12/01/15	165,000	175,633	176,550
Libbey Glass, Inc.	10.000	02/15/15	113,000	117,490	122,605
LIN Television Corporation	8.375	05/15/13	190,000	192,436	199,975
Mediacom Broadband LLC	8.500	10/15/15	750,000	770,511	768,750
Nexstar Broadcasting Group, Inc.	8.875	04/15/17	175,000	174,030	184,188
NRG Energy, Inc.	8.500	06/15/19	750,000	776,151	776,250
Omnicare, Inc.	7.750	06/01/20	75,000	75,000	79,594
Pinnacle Foods Finance LLC	9.250	04/01/15	300,000	306,782	311,250
Precision Drilling Corporation	6.625	11/15/20	750,000	775,668	759,375
Pregis Corporation	12.375	10/15/13	1,000,000	992,796	991,250
Quebecor Media, Inc.	7.750	03/15/16	1,050,000	1,001,690	1,085,438
Quiksilver, Inc.	6.875	04/15/15	315,000	295,603	306,338
RailAmerica, Inc.	9.250	07/01/17	240,000	232,012	263,400
Sprint Nextel Corporation	6.000	12/01/16	1,000,000	1,031,029	998,750
Tekni-Plex, Inc.	8.750	11/15/13	579,000	581,450	509,520
Trimas Corporation	9.750	02/01/15	75,000	73,692	82,125
Tutor Perini Corporation	7.625	11/01/18	700,000	722,063	672,000

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

	Interest	Due	Principal		Market
Corporate Public Securities - (A) (Continued)	Rate	Date	Amount	Cost	Value
United Rentals, Inc.	10.875%	06/15/16	125,000	$122,106	$139,844
Venoco, Inc.	8.875	02/15/19	500,000	510,274	500,000
Total Bonds				20,048,496	20,386,369

	Shares	Cost	Market Value
Common Stock - 0.18%
Bally Total Fitness Holding Corporation (B)	29	$2	$42
Chase Packaging Corporation (B)	9,541	-	487
Intrepid Potash, Inc. (B)	365	11,680	11,863
Nortek, Inc. (B)	175	1	6,298
Rue21, Inc. (B)	650	12,350	21,125
Supreme Industries, Inc. (B)	125,116	267,319	425,394
Total Common Stock		291,352	465,209
Total Corporate Public Securities		$20,339,848	$20,851,578

	Interest	Due	Principal		Market
Short-Term Securities:	Rate/Yield^	Date	Amount	Cost	Value
Commercial Paper - 2.29%
Ryder System, Inc.	0.300%	07/01/11	$1,750,000	$1,750,000	$1,750,000
Virginia Electric Power	0.310	07/06/11	4,000,000	3,999,828	3,999,828
Total Short-Term Securities				$5,749,828	$5,749,828

Total Investments	106.79%			$283,177,465	$268,704,210
Other Assets	5.91				14,874,186
Liabilities	(12.70)				(31,961,219)
Total Net Assets	100.00%				$251,617,177

(A)	In each of the convertible note, warrant, convertible preferred and common stock investments, the issuer has agreed to provide certain registration rights.
(B)	Non-income producing security.
(C)	Variable rate security; rate indicated is as of June 30, 2011.
(D)	Defaulted security; interest not accrued.
(E)	Illiquid securities. As of June 30, 2011, the value of these securities amounted to $226,888,825 or 90.17% of net assets.
^ Effective yield at purchase
PIK - Payment-in-kind

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Industry Classification:	Fair Value/ Market Value		Fair Value/ Market Value

AEROSPACE - 3.59%		BROADCASTING & ENTERTAINMENT - 0.59%
A E Company, Inc.	$3,074,014	LIN Television Corporation	$199,975
Alliant Techsystems, Inc.	765,000	Nexstar Broadcasting Group, Inc.	184,188
B E Aerospace, Inc.	890,375	Sundance Investco LLC	-
Visioneering, Inc.	1,345,832	Telecorps Holdings, Inc.	476,476
Whitcraft Holdings, Inc.	2,962,210	Workplace Media Holding Company	617,900
	9,037,431		1,478,539
AUTOMOBILE - 4.98%		BUILDINGS & REAL ESTATE - 2.76%
American Axle & Manufacturing Holding, Inc.	750,000	K W P I Holdings Corporation	2,994,088
Audatex North America, Inc.	251,250	Sunrise Windows Holding Company	3,031,011
Cooper-Standard Automotive	791,250	TruStile Doors, Inc.	237,500
F H Equity LLC	3,078,739	Tutor Perini Corporation	672,000
International Automotive Components	383,438		6,934,599
J A C Holding Enterprises, Inc.	2,839,085	CHEMICAL, PLASTICS & RUBBER - 1.07%
Jason Partners Holdings LLC	48,185	Capital Specialty Plastics, Inc.	1,200,013
Nyloncraft, Inc.	2,042,989	Nicoat Acquisitions LLC	1,486,055
Ontario Drive & Gear Ltd.	1,372,809		2,686,068
Pittsburgh Glass Works, LLC	71,925	CONSUMER PRODUCTS - 9.7%
Qualis Automotive LLC	712,512	Aero Holdings, Inc.	3,005,725
Visteon Corporation	193,000	Bravo Sports Holding Corporation	2,457,932
	12,535,182	Custom Engineered Wheels, Inc.	2,503,068
BEVERAGE, DRUG & FOOD - 6.57%		Easton-Bell Sports, Inc.	352,800
Eatem Holding Company	3,162,291	K N B Holdings Corporation	4,336,281
F F C Holding Corporation	3,060,295	Manhattan Beachwear Holding Company	4,785,111
Golden County Foods Holding, Inc.	-	Momentum Holding Company	713,077
Hospitality Mints Holding Company	2,481,978	R A J Manufacturing Holdings LLC	2,601,755
Landry’s Restaurants, Inc.	176,550	Tranzonic Companies (The)	3,640,980
Michael Foods, Inc.	80,250		24,396,729
Snacks Parent Corporation	3,075,979
Spartan Foods Holding Company	1,721,250
Specialty Commodities, Inc.	2,783,172
	16,541,765

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

CONTAINERS, PACKAGING & GLASS - 5.91%		DIVERSIFIED/CONGLOMERATE, SERVICE - 10.1%
Ball Corporation	$751,875	A S C Group, Inc.	$3,163,259
Berry Plastics Corporation	493,750	A W X Holdings Corporation	551,250
Chase Packaging Corporation	487	Advanced Technologies Holdings	3,063,513
Flutes, Inc.	872,466	Affinia Group, Inc.	50,750
P K C Holding Corporation	3,498,518	Apex Analytix Holding Corporation	2,453,197
P P T Holdings LLC	3,028,963	Associated Diversified Services	1,753,781
Packaging Dynamics Corporation of America	1,065,750	Clough, Harbour and Associates	2,762,280
Paradigm Packaging, Inc.	2,299,272	Crane Rental Corporation	2,240,575
Pregis Corporation	991,250	Insurance Claims Management, Inc.	415,915
Tekni-Plex, Inc.	509,520	Mail Communications Group, Inc.	1,373,027
Vitex Packaging Group, Inc.	1,354,514	Nesco Holdings Corporation	4,169,449
	14,866,365	Nexeo Solutions LLC	40,500
DISTRIBUTION - 1.69%		Northwest Mailing Services, Inc.	3,388,358
Duncan Systems, Inc.	1,395,620	Pearlman Enterprises, Inc.	-
F C X Holdings Corporation	2,842,648		25,425,854
	4,238,268	ELECTRONICS - 1.37%
DIVERSIFIED/CONGLOMERATE,		Barcodes Group, Inc.	2,364,455
MANUFACTURING - 13.98%		Connecticut Electric, Inc.	1,092,322
A H C Holding Company, Inc.	2,921,258		3,456,777
Arrow Tru-Line Holdings, Inc.	1,194,561	FINANCIAL SERVICES - 1.51%
C D N T, Inc.	1,386,213	Ally Financial	134,393
F G I Equity LLC	3,067,143	Cemex Finance LLC	387,656
G C Holdings	3,061,684	CIT Group, Inc.	1,001,250
K P H I Holdings, Inc.	2,979,327	Community Choice Financial, Inc.	512,575
K P I Holdings, Inc.	2,699,105	Evertec, Inc.	624,488
MEGTEC Holdings, Inc.	2,972,158	Pinafore LLC	355,575
Milwaukee Gear Company	2,795,699	Reynolds Group Escrow, LLC	781,875
Nortek, Inc.	6,298		3,797,812
O E C Holding Corporation	1,484,066	HEALTHCARE, EDUCATION & CHILDCARE - 5.17%
Postle Aluminum Company LLC	5,080,338	Alere, Inc.	728,875
Trimas Corporation	82,125	American Hospice Management Holding LLC	4,173,543
Truck Bodies & Equipment International	2,194,064	CHG Alternative Education Holding Company	2,260,690
Xaloy Superior Holdings, Inc.	3,254,552	Synteract Holdings Corporation	2,699,665
	35,178,591	Touchstone Health Partnership	-
		Wheaton Holding Corporation	3,152,552
			13,015,325

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED)
June 30, 2011
(Unaudited)

Industry Classification: (Continued)	Fair Value/ Market Value		Fair Value/ Market Value

HOME & OFFICE FURNISHINGS, HOUSEWARES &		MEDICAL DEVICES/BIOTECH - 5.79%
DURABLE CONSUMER PRODUCTS - 7.26%		Chemtura Corporation	$523,750
Connor Sport Court International, Inc.	$2,614,646	Coeur, Inc.	1,288,529
H M Holding Company	342,550	E X C Acquisition Corporation	145,339
Home Décor Holding Company	2,436,889	ETEX Corporation	-
K H O F Holdings, Inc.	262,974	HCA Holdings, Inc.	1,037,500
Libbey Glass, Inc.	122,605	Health Management Association	778,125
Monessen Holding Corporation	1,671,395	MedSystems Holdings LLC	1,407,743
Quiksilver, Inc.	306,338	MicroGroup, Inc.	2,148,491
Royal Baths Manufacturing Company	585,222	Mylan, Inc.	762,188
Spectrum Brands, Inc.	136,875	NT Holding Company	3,000,052
Stanton Carpet Holding Company	2,617,802	OakRiver Technology, Inc.	561,222
Transpac Holding Company	1,896,861	Omnicare, Inc.	79,594
U M A Enterprises, Inc.	2,578,408	Precision Wire Holding Company	2,825,708
U-Line Corporation	1,028,173	TherOX, Inc.	-
Wellborn Forest Holding Company	1,668,846		14,558,241
	18,269,584	MINING, STEEL, IRON & NON-PRECIOUSMETALS - 0.39%
LEISURE, AMUSEMENT & ENTERTAINMENT - 1.3%		FMG Resources	765,000
Bally Total Fitness Holding Corporation	42	T H I Acquisition, Inc.	218,540
Savage Sports Holding, Inc.	3,263,228		983,540
	3,263,270	NATURAL RESOURCES - 2.54%
MACHINERY - 7.62%		Arch Coal, Inc.	254,756
A S A P Industries LLC	1,653,646	Georgia Gulf Corporation	202,350
Davis-Standard LLC	2,222,072	Headwaters, Inc.	773,501
E S P Holdco, Inc.	2,505,790	International Coal Group, Inc.	785,938
M V I Holding, Inc.	1,123,850	Intrepid Potash, Inc.	11,863
Motion Controls Holdings	3,027,142	SandRidge Energy, Inc.	367,200
NetShape Technologies, Inc.	939,848	Virginia Electric Power	3,999,828
Pacific Consolidated Holdings LLC	1,254,490		6,395,436
Power Services Holding Company	2,580,184
R E I Delaware Holding, Inc.	2,664,286
Supreme Industries, Inc.	425,394
Thermadyne Holdings Corporation	783,750
	19,180,452

CONSOLIDATED SCHEDULE OF INVESTMENTS (CONTINUED) June 30, 2011 (Unaudited)	MassMutual Corporate Investors

	Fair Value/		Fair Value/
Industry Classification: (Continued)	Market Value		Market Value
OIL & GAS - 3.76%		TRANSPORTATION - 1.4%
Coffeyville Resources LLC	$136,710	Hertz Corporation	$742,500
Chaparral Energy, Inc.	1,035,000	Huntington Ingalls Indus	776,250
Energy Transfer Equity LP	106,000	NABCO, Inc.	-
Goodrich Petroleum Corporation	360,000	RailAmerica, Inc.	263,400
International Offshore Services LLC	2,617,631		3,532,150
MBWS Ultimate Holdco, Inc.	3,938,424	UTILITIES - 0.96%
Precision Drilling Corporation	759,375	Calpine Corporation	765,000
Venoco, Inc.	500,000	Crosstex Energy L.P.	239,625
	9,453,140	Energy Future Holdings	424,584
PHARMACEUTICALS - 1.61%		Inergy, L.P.	202,000
CorePharma LLC	3,136,257	NRG Energy, Inc.	776,250
Valeant Pharmaceuticals International	920,000		2,407,459
	4,056,257	WASTE MANAGEMENT/POLLUTION - 0.74%
PUBLISHING/PRINTING - 0.66%		Clean Harbors, Inc.	63,600
Newark Group, Inc.	571,710	Terra Renewal LLC	1,805,423
Quebecor Media, Inc.	1,085,438	Torrent Group Holdings, Inc.	-
	1,657,148		1,869,023
RETAIL STORES - 0.19%
Pinnacle Foods Finance LLC	311,250	Total Investments - 106.79%	$268,704,210
Rue21, Inc.	21,125
United Rentals, Inc.	139,844
	472,219
TECHNOLOGY - 2.04%
Fidelity National Information	238,781
First Data Corporation	856,375
Seagate HDD Cayman	400,000
Sencore Holding Company	882,692
Smart Source Holdings LLC	2,755,931
	5,133,779
TELECOMMUNICATIONS - 1.54%
All Current Holding Company	1,338,519
CCO Holdings Capital Corporation	777,188
Mediacom Broadband LLC	768,750
Sprint Nextel Corporation	998,750
	3,883,207

See Notes to Consolidated Financial Statements

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Unaudited)

1.	History
MassMutual Corporate Investors (the “Trust”) commenced operations in 1971 as a Delaware corporation. Pursuant to an Agreement and Plan of Reorganization dated November 14, 1985, approved by shareholders, the Trust was reorganized as a Massachusetts business trust under the laws of the Commonwealth of Massachusetts, effective November 28, 1985.

The Trust is a diversified closed-end management investment company. Babson Capital Management LLC (“Babson Capital”), a wholly-owned indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”), acts as its investment adviser. The Trust’s investment objective is to maintain a portfolio of securities providing a fixed yield and at the same time offering an opportunity for capital gains. The Trust’s principal investments are privately placed, below-investment grade, long-term debt obligations with equity features such as common stock, warrants, conversion rights, or other equity features and, occasionally, preferred stocks. The Trust typically purchases these investments, which are not publicly tradable, directly from their issuers in private placement transactions. These investments are typically mezzanine debt instruments with accompanying private equity securities made to small or middle market companies. In addition, the Trust may temporarily invest, subject to certain limitations, in marketable investment grade debt securities, other marketable debt securities (including high yield securities) and marketable common stocks. Below-investment grade or high yield securities have predominantly speculative characteristics with respect to the capacity of the issuer to pay interest and repay capital.

On January 27,1998, the Board of Trustees authorized the formation of a wholly-owned subsidiary of the Trust (“MMCI Subsidiary Trust”) for the purpose of holding certain investments. The results of MMCI Subsidiary Trust are consolidated in the accompanying financial statements. Footnote 2.D below discusses the Federal tax consequences of the MMCI Subsidiary Trust.
Act of 1933, as amended (the “1933 Act”) or pursuant to a transaction that is exempt from registration under the 1933 Act. Restricted securities that are valued using public information, such as observable trades or market quotations, are reflected as restricted securities at market value. Valuation of securities in the Trust’s portfolio is made on the basis of the market price whenever market quotations are readily available.

The value of restricted securities at fair value, and of any other assets for which there are no reliable market quotations, is the fair value as determined in good faith by the Trust’s Board of Trustees (the “Trustees”). Each restricted security is valued by the Trustees at the time of its acquisition and at least quarterly thereafter. The Trustees have established guidelines to aid in the valuation of each security. Generally, restricted securities are initially valued at cost at the time of acquisition by the Trust. Values greater or less than cost are used thereafter for restricted securities in appropriate circumstances. Among the factors ordinarily considered in the valuation of debt and equity securities at fair value are the results of various valuation methods, which may include comparable company valuation analyses, discounted future cash flow models and recent private transactions. As part of the valuation process, we may take into account the following types of factors, if relevant, in determining the fair value of our investments: the enterprise value of a portfolio company (an estimate of the total fair value of the portfolio company’s debt and equity), the portfolio company’s earnings, the markets in which the portfolio company does business, a comparison of the portfolio company’s securities to publicly traded securities, changes in the interest rate environment and the credit markets generally that may affect the price at which similar investments may be made in the future and other relevant factors. Consideration is also given to corporate governance, marketability, company and industry results and outlooks, and general market conditions. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the price used by other investors or the price that may be realized on the actual sale of the security. All of these factors are in accordance with the authoritative guidance on fair value measurements under accounting principles generally accepted in the United States of America (“U.S. GAAP”). In making valuations, opinions of counsel may be relied upon as to whether or not securities are restricted securities and as to the legal requirements for public sale.

When market quotations are readily available for unrestricted securities of an issuer, restricted securities of the same class are generally valued at a discount from the market price of such unrestricted securities. The Trustees, however, consider all factors in fixing any discount, including the filing of a registration statement for such securities under the 1933 Act and any other developments which are likely to increase the probability that the securities may be publicly sold by the Trust without restriction.

2.	Significant Accounting Policies
The following is a summary of significant accounting policies followed consistently by the Trust in the preparation of its consolidated financial statements in conformity with accounting principles generally accepted in the United States of America.

A. Valuation of Investments:
Nearly all securities which are acquired by the Trust directly from the issuers and shares into which such securities may be converted or which may be purchased on the exercise of warrants attached to such securities will be subject to legal or contractual delays in, or restrictions on, resale and will therefore be “restricted securities.” Generally speaking, as contrasted with open-market sales of unrestricted securities (public securities), which may be effected immediately if the market is adequate, restricted securities can be sold only in a public offering for which a registration statement is in effect under the Securities

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)	MassMutual Corporate Investors

The Trustees meet at least once each quarter to approve the value of the Trust’s portfolio securities as of the close of business on the last business day of the preceding quarter. This valuation requires the approval of a majority of the Trustees of the Trust, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital. In making valuations, the Trustees will consider reports by Babson Capital analyzing each portfolio security in accordance with the relevant factors referred to above. Babson Capital has agreed to provide such reports to the Trust at least quarterly.

The consolidated financial statements include private placement restricted securities valued at $226,888,825 (90.17% of net assets) as of June 30, 2011 whose values have been estimated by the Trustees in the absence of readily ascertainable market values. Due to the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

The values for Rule 144A restricted securities and corporate public securities are stated at the last reported sales price or at prices based upon quotations obtained from brokers and dealers as of June 30, 2011, subject to discount where appropriate, and are approved by the Trustees.

Short-term securities with more than sixty days to maturity are valued at fair value and short-term securities having a maturity of sixty days or less are valued at amortized cost, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Trust discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

The inputs and methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Trust’s net assets as of June 30, 2011:

Assets:	Total	Level 1	Level 2	Level 3
Restricted Securities
Corporate Bonds	$200,859,676	$-	$15,079,586	$185,780,090
Common Stock - U.S.	19,154,857	-	-	19,154,857
Preferred Stock	11,038,319	-	134,393	10,903,926
Partnerships and LLCs	11,049,952	-	-	11,049,952
Public Securities
Corporate Bonds	20,386,369	-	20,386,369	-
Common Stock - U.S.	465,209	465,167	-	42
Preferred Stock	-	-	-	-
Short-term Securities	5,749,828	-	5,749,828	-

Total	$268,704,210	$465,167	$41,350,176	$226,888,867

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Assets:	Beginning balance at 12/31/2010	Accrued discounts/ premiums	Total gains or losses realized/ unrealized	Purchases	Sales	Transfers in and/or out of Level 3	Ending balance at 06/30/2011	Unrealized gains & losses in net income from assets still held
Restricted Securities
Corporate Bonds	$190,859,745	$707,171	$(3,100,669)	$16,666,733	$(19,352,890)	$-	$185,780,090	$(3,455,327)
Common Stock - U.S.	14,856,116	-	4,276,992	816,871	(795,122)	-	19,154,857	4,086,271
Preferred Stock	9,311,982	-	991,285	620,301	(19,642)	-	10,903,926	971,643
Partnerships and LLCs	8,555,269	-	2,146,997	437,011	(89,325)	-	11,049,952	2,057,672
Public Securities
Common Stock	-	-	42	-	-	-	42	42
	$223,583,112	$707,171	$4,314,647	$18,540,916	$(20,256,979)	$-	$226,888,867	$3,660,301

B. Accounting for Investments:
Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, including the amortization of premiums and accretion of discounts on bonds held using the yield-to-maturity method. The Trust does not accrue income when payment is delinquent and when management believes payment is questionable.

Realized gains and losses on investment transactions and unrealized appreciation and depreciation of investments are reported for financial statement and Federal income tax purposes on the identified cost method.

C. Use of Estimates:
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

D. Federal Income Taxes:
The Trust has elected to be taxed as a “regulated investment company” under the Internal Revenue Code, and intends to maintain this qualification and to distribute substantially all of its net taxable income to its shareholders. In any year when net long-term capital gains are realized by the Trust, management, after evaluating the prevailing economic conditions, will recommend that Trustees either designate the net realized long-term gains as undistributed and pay the Federal capital gains taxes thereon or distribute all or a portion of such net gains.

The Trust is taxed as a regulated investment company and is therefore limited as to the amount of non-qualified income that it may receive as the result of operating a trade or business, e.g. the Trust’s pro rata share of income allocable to the Trust by a partnership operating company. The Trust’s violation of this limitation could result in the loss of its status as a regulated investment company, thereby subjecting all of its net income and capital gains to corporate taxes prior to distribution to its shareholders. The Trust, from time-to-time, identifies investment opportunities in the securities of entities that could cause such trade or business income to be allocable to the Trust. The MMCI Subsidiary Trust (described in Footnote 1 above) was formed in order to allow investment in such securities without adversely affecting the Trust’s status as a regulated investment company.

The MMCI Subsidiary Trust is not taxed as a regulated investment company. Accordingly, prior to the Trust receiving any distributions from the MMCI Subsidiary Trust, all of the MMCI Subsidiary Trust’s taxable income and realized gains, including non-qualified income and realized gains, is subject to taxation at prevailing corporate tax rates. As of June 30, 2011, the MMCI Subsidiary Trust has incurred income tax expense of $25,426.

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of the existing assets and liabilities and their respective tax basis. As of June 30, 2011, the MMCI Subsidiary Trust has a deferred tax liability of $841,985.

Beginning with the 2009 annual financial statements, the Trust recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)	MassMutual Corporate Investors

precedents. If this threshold is met, the Trust measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. The Trust has evaluated and determined that the tax positions did not have a material effect on the Trust’s financial position and results of operations for the six months ended June 30, 2011.

E. Distributions to Shareholders:
The Trust records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Trust’s net investment income dividend is declared four times per year, in April, July, October, and December. The Trust’s net realized capital gain distribution, if any, is declared in December.

and its personnel; the Trust’s investment performance, including comparative performance information; the nature and quality of the services provided by Babson Capital to the Trust; financial strength of Babson Capital; the fee arrangements between Babson Capital and the Trust; fee and expense information, including comparative fee and expense information; profitability of the advisory arrangement to Babson Capital; and “fallout” benefits to Babson Capital resulting from the Contract.

Among other things, the Trustees discussed and considered with management (i) the aforementioned guidance provided by Ropes & Gray LLP and the information provided by Babson Capital prior to the meeting and (ii) the reasons Babson Capital put forth in support of its recommendation that the Trustees approve the continuance of the Contract. These considerations are summarized below.

NATURE, EXTENT AND QUALITY OF SERVICES TO BE PROVIDED BY BABSON CAPITAL TO THE TRUST

In evaluating the scope and quality of the services provided by Babson Capital to the Trust, the Trustees considered, among other factors: (i) the scope of services required to be provided by Babson Capital under the Contract; (ii) Babson Capital’s ability to find and negotiate private placement securities having equity features that are consistent with the stated investment objectives of the Trust; (iii) the experience and quality of Babson Capital’s staff; (iv) the strength of Babson Capital’s financial condition; (v) the nature of the private placement market compared to public markets (including the fact that finding, analyzing, negotiating and servicing private placement securities is more labor-intensive than buying and selling public securities and the administration of private placement securities is more extensive, expensive, and requires greater time and expertise than a portfolio of only public securities); (vi) the potential advantages afforded to the Trust by its ability to co-invest in negotiated private placements with MassMutual and its affiliates; and (vii) the expansion of the scope of services provided by Babson Capital as a result of recent regulatory and legislative initiatives that have required increased legal, compliance and business attention and diligence. Based on such considerations, the Trustees concluded that, overall, they are satisfied with the nature, extent and quality of services provided by Babson Capital, and expected to be provided in the future, under the Contract.

INVESTMENT PERFORMANCE

The Trustees also examined the Trust’s short-term, intermediate-term, and long-term performance as compared against various benchmark indices presented at the meeting, which showed that the Trust had outperformed such indices for the 1-, 3-, 5- and 10-year periods. In addition, the Trustees considered comparisons of the Trust’s performance with the performance of (i) selected closed-end investment companies and funds that may invest in private placement securities and/or bank loans;

3.	Investment Services Contract

A. Services:
Under an Investment Services Contract (the “Contract”) with the Trust, Babson Capital agrees to use its best efforts to present to the Trust a continuing and suitable investment program consistent with the investment objectives and policies of the Trust. Babson Capital represents the Trust in any negotiations with issuers, investment banking firms, securities brokers or dealers and other institutions or investors relating to the Trust’s investments. Under the Contract, Babson Capital also provides administration of the day-to-day operations of the Trust and provides the Trust with office space and office equipment, accounting and bookkeeping services, and necessary executive, clerical and secretarial personnel for the performance of the foregoing services.

B. Fee:
For its services under the Contract, Babson Capital is paid a quarterly investment advisory fee of 0.3125% of the net asset value of the Trust as of the last business day of each fiscal quarter, which is approximately equal to 1.25% annually. A majority of the Trustees, including a majority of the Trustees who are not interested persons of the Trust or of Babson Capital, approve the valuation of the Trust’s net assets as of such day.

C. Basis for Board Renewal of Contract:
At a meeting of the Trustees held on April 15, 2011, the Trustees (including a majority of the Trustees who are not “interested persons” of the Trust or Babson Capital) unanimously approved a one year continuance of the Contract.

Prior to the meeting, the Trustees requested and received from Ropes & Gray LLP, counsel to the Trust, a memorandum describing the Trustees’ legal responsibilities in connection with their review and reapproval of the Contract. The Trustees also requested and received from Babson Capital extensive written and oral information regarding other matters including: the principal terms of the Contract; the reasons why Babson Capital was proposing the continuance of the Contract; Babson Capital

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)
(Unaudited)

(ii) selected business development companies with comparable types of investments; and (iii) investment companies included in the Lipper closed-end bond universe. It was acknowledged that, while such comparisons are helpful in judging performance, they are not directly comparable in terms of types of investments due to the fact that business development companies often report returns based on market value, which is affected by factors other than the performance of the underlying portfolio investments. Based on these considerations and the detailed performance information provided to the Trustees at the regular Board meetings each quarter, the Trustees concluded that the Trust’s absolute and relative performance over time have been sufficient to warrant renewal of the Contract.

ADVISORY FEE/COST OF SERVICES PROVIDED AND PROFITABILITY/ MANAGER’S “FALL-OUT” BENEFITS
ECONOMIES OF SCALE

The Trustees considered the concept of economies of scale and possible advisory fee reductions if the Trust were to grow in assets. Given that the Trust is not continuously offering shares, such growth comes principally from retained net realized gain on investments and dividend reinvestment. The Trustees also examined the breakpoint features of selected competitive funds and noted that the minimum starting point for fee reductions in those funds was at least $200 million, close to the value of the Trust’s current net assets. The Trustees concluded that the absence of breakpoints in the fee schedule under the Contract was currently acceptable given the Trust’s current size and closed-end fund structure.

4.	Senior Indebtedness

In connection with the Trustees’ consideration of the advisory fee paid by the Trust to Babson Capital under the Contract. Babson Capital noted that it was unaware of any registered closed-end investment companies that are directly comparable to the Trust in terms of the types of investments and percentages invested in private placement securities (which require more extensive advisory and administrative services than a portfolio of publicly traded securities, as previously discussed) other than MassMutual Participation Investors, which also is advised by Babson Capital. Under the terms of its Investment Advisory and Administrative Services Contract, MassMutual Participation Investors is charged a quarterly investment advisory fee of 0.225% of net asset value as of the end of each quarter, which is approximately equal to 0.90% annually. In considering the fee rate provided in the Contract, the Trustees noted the advisory fee charged by Babson Capital to Tower Square Capital Partners, L.P., and Tower Square Capital Partners II and III, L.P., each a private mezzanine fund also managed by Babson Capital, and that the fee MassMutual Participation Investors is charged compares favorably.

At the request of the Trustees, Babson Capital provided information concerning the profitability of Babson Capital’s advisory relationship with the Trust. The Trustees also considered the non-economic benefits Babson Capital and its affiliates derived from its relationship with the Trust, including the reputational benefits derived from having the Trust listed on the New York Stock Exchange, and the de minimis amount of commissions resulting from the Trust’s portfolio transactions used by Babson Capital for third-party soft dollar arrangements. The Trustees recognized that Babson Capital should be entitled to earn a reasonable level of profit for services provided to the Trust and, based on their review, concluded that they were satisfied that Babson Capital’s historical level of profitability from its relationship with the Trust was not excessive and that the advisory fee under the Contract is reasonable.
MassMutual holds the Trust’s $30,000,000 Senior Fixed Rate Convertible Note (the “Note”) issued by the Trust on November 15, 2007. The Note is due November 15, 2017 and accrues interest at 5.28% per annum. MassMutual, at its option, can convert the principal amount of the Note into common shares. The dollar amount of principal would be converted into an equivalent dollar amount of common shares based upon the average price of the common shares for ten business days prior to the notice of conversion. For the six months ended June 30, 2011, the Trust incurred total interest expense on the Note of $792,000.

The Trust may redeem the Note, in whole or in part, at the principal amount proposed to be redeemed together with the accrued and unpaid interest thereon through the redemption date plus a Make Whole Premium. The Make Whole Premium equals the excess of (i) the present value of the scheduled payments of principal and interest which the Trust would have paid but for the proposed redemption, discounted at the rate of interest of U.S. Treasury obligations whose maturity approximates that of the Note plus 0.50% over (ii) the principal of the Note proposed to be redeemed.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED) (Unaudited)	MassMutual Corporate Investors

5.	Purchases and Sales of Investments			7.	Results of Shareholder Meeting
		For the six months ended 06/30/2011			The Annual Meeting of Shareholders was held on Friday, April 15, 2011. The Shareholders were asked to vote to re-elect as Trustees Michael H. Brown, Corine T. Norgaard, and Maleyne M. Syracuse for three year terms. The Shareholders approved the proposals. The Trust’s other Trustees, William J. Barrett, Donald E. Benson, Donald Glickman, Martin T. Hart, Robert E. Joyal, and Clifford M. Noreen continued to serve their respective terms following the April 15, 2011 Annual Shareholders Meeting. The results of the Shareholder voting are set forth below.
		Cost of Investments Acquired	Proceeds from Sales or Maturities

	Corporate restricted securities	$15,866,705	$21,899,640

	Corporate public securities	24,291,475	7,543,467
	Shares for	Withheld	Total	% of Shares Voted for
The aggregate cost of investments is substantially the same for financial reporting and Federal income tax purposes as of June 30, 2011. The net unrealized depreciation of investments for financial reporting and Federal tax purposes as of June 30, 2011 is $14,473,255 and consists of $23,757,244 appreciation and $38,230,499 depreciation. Net unrealized depreciation of investments on the Statement of Assets and Liabilities reflects the balance net of a deferred tax accrual of $841,985 on net unrealized gains on the MMCI Subsidiary Trust.	Michael H. Brown 7,161,026	143,926	7,304,952	98.03%

	Corine T. Norgaard 7,134,945	170,006	7,304,951	97.67%

	Maleyne M. Syracuse 7,187,559	117,393	7,304,952	98.39%

6.	Quarterly Results of Investment Operations

		March 31, 2011
		Amount	Per Share
	Investment income	$7,749,271

	Net investment income	6,390,431	$0.34

	Net realized and unrealized
	loss on investments (net of taxes)	2,457,551	0.13

		June 30, 2011
		Amount	Per Share
	Investment income	$8,497,911

	Net investment income	7,090,842	$0.37

	Net realized and unrealized
	loss on investments (net of taxes)	2,583,438	0.14

This page intentionality left blank.

This page intentionality left blank.

This page intentionality left blank.

MassMutual Corporate Investors

Members of the Board of
Trustees

Donald Glickman

Robert E. Joyal

William J. Barrett

Michael H. Brown*

Donald E. Benson*

Clifford M. Noreen

Martin T. Hart

Maleyne M. Syracuse*

*Member of the Audit Committee

Offiicers

Clifford M. Noreen
Chairman

Michael L. Klofas
President

James M. Roy
Vice President & Chief
Financial Officer

Christopher A. DeFrancis
Vice President & Secretary

Jill A. Fields
Vice President

Michael P. Hermsen
Vice President

Mary Wilson Kibbe
Vice President

Richard E. Spencer, II
Vice President

Daniel J. Florence
Treasurer

John T. Davitt, Jr.
Comptroller

Melissa M. LaGrant
Chief Compliance Officer

DIVIDEND REINVESTMENT AND SHARE PURCHASE PLAN

MassMutual Corporate Investors offers a Dividend Reinvestment and Share Purchase Plan (the “Plan”). The Plan provides a simple way for shareholders to add to their holdings in the Trust through the receipt of dividend shares issued by the Trust or through the investment of cash dividends in Trust shares purchased in the open market. A shareholder may join the Plan by filling out and mailing an authorization card to Shareholder Financial Services, Inc., the Transfer Agent.

Participating shareholders will continue to participate until they notify the Transfer Agent, in writing, of their desire to terminate participation. Unless a shareholder elects to participate in the Plan, he or she will, in effect, have elected to receive dividends and distributions in cash. Participating shareholders may also make additional contributions to the Plan from their own funds. Such contributions may be made by personal check or other means in an amount not less than $10 nor more than $5,000 per quarter. Cash contributions must be received by the Transfer Agent at least five days (but no more then 30 days) before the payment date of a dividend or distributions.

Whenever the Trust declares a dividend payable in cash or shares, the Transfer Agent, acting on behalf of each participating shareholder, will take the dividend in shares only if the net asset value is lower than the market price plus an estimated brokerage commission as of the close of business on the valuation day. The valuation day is the last day preceding the day of dividend payment.

When the dividend is to be taken in shares, the number of shares to be received is determined by dividing the cash dividend by the net asset value as of the close of business on the valuation date or, if greater than net asset value, 95% of the closing share price. If the net asset value of the shares is higher than the market value plus an estimated commission, the Transfer Agent, consistent with obtaining the best price and execution, will buy shares on the open market at current prices promptly after the dividend payment date.

The reinvestment of dividends does not, in anyway, relieve participating shareholders of any Federal, state or local tax. For Federal income tax purposes, the amount reportable in respect of a dividend received in newly-issued shares of the Trust will be the fair market value of the shares received, which will be reportable as ordinary income and/or capital gains.

As compensation for its services, the Transfer Agent receives a fee of 5% of any dividend and cash contribution (in no event in excess of $2.50 per distribution per shareholder.)

Any questions regarding the Plan should be addressed to Shareholder Financial Services, Inc., Transfer Agent for MassMutual Corporate Investors’ Dividend Reinvestment and Share Purchase Plan, P.O. Box 173673, Denver, CO 80217-3673.

CI5737

ITEM 2.  CODE OF ETHICS.

Not applicable for this filing.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for this filing.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for this filing.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for the Registrant is included as part of this report to shareholders under Item 1 of this Form N-CSR.

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for this filing.  There have been no changes in any of the Portfolio Managers identified in the Registrant’s most recent annual report on Form N-CSR.

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable for this filing.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable for this filing.

ITEM 11. CONTROLS AND PROCEDURES.

(a)
The principal executive officer and principal financial officer of the Registrant evaluated the effectiveness of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as of a date within 90 days of the filing date of this report and based on that evaluation have concluded that such disclosure controls and procedures are effective to provide reasonable assurance that material information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant's second fiscal half year that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1)
ANY CODE OF ETHICS, OR AMENDMENTS THERETO, THAT IS THE SUBJECT OF DISCLOSURE REQUIRED BY ITEM 2, TO THE EXTENT THAT THE REGISTRANT INTENDS TO SATISFY THE ITEM 2 REQUIREMENTS THROUGH THE FILING OF AN EXHIBIT.

None.

(a)(2)	A SEPARATE CERTIFICATION FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30a-2 UNDER THE ACT.

Attached hereto as EX-99.31.1
Attached hereto as EX-99.31.2

(a)(3)
ANY WRITTEN SOLICITATION TO PURCHASE SECURITIES UNDER RULE 23c-1 UNDER THE ACT (17 CFR 270.23c-1) SENT OR GIVEN DURING THE PERIOD COVERED BY THE REPORT BY OR ON BEHALF OF THE REGISTRANT TO 10 OR MORE PERSONS.

Not applicable for this filing.

(b)	CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE ACT.

Attached hereto as EX-99.32

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):          MassMutual Corporate Investors

By:                          /s/ Michael L. Klofas

Michael L. Klofas, President

Date:                       September 8, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:                          /s/ Michael L. Klofas

Michael L. Klofas, President

Date:                      September 8, 2011

By:                          /s/ James M. Roy

James M. Roy, Vice President and
Chief Financial Officer

Date:                       September 8, 2011